Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	TECOGEN INC.
Entity Central Index Key	0001537435
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 269,817	$ 1,572,785	$ 3,018,566
Short-term investments, restricted	0	181,859	683,428
Accounts receivable, net	1,901,256	2,700,243	1,399,232
Inventory, net	3,730,668	3,356,622	2,568,986
Unbilled revenue	107,545	0
Due from related party	0	55,837	299,739
Prepaid and other current assets	617,878	402,846	112,716
Total current assets	6,627,164	8,270,192	8,082,667
Property, plant and equipment, net	649,309	435,612	385,779
Intangible assets, net	784,030	372,020	241,621
Goodwill	40,870
Other assets	40,425	39,425	35,425
TOTAL ASSETS	8,141,798	9,117,249	8,745,492
Current liabilities:
Demand notes payable, related party	1,337,500	1,337,500	1,037,500
Current portion of convertible debentures, related party	90,967	90,967	0
Accounts payable	1,667,587	1,151,010	812,214
Accrued expenses	1,014,495	807,922	727,463
Deferred revenue	607,500	677,919	509,283
Due to related party	535,729	0
Interest payable, related party	167,774	126,170	61,062
Total current liabilities	5,421,552	4,191,488	3,147,522
Long-term liabilities:
Deferred revenue, net of current portion	139,586	142,726	183,839
Convertible debentures, related party, net of current portion	0	0	190,967
Total liabilities	5,561,138	4,334,214	3,522,328
Commitments and contingencies	0	0	0
Redeemable Common stock, $0.001 par value	0	0	0
Tecogen Inc. shareholders’ equity:
Common stock	54,298	54,448	53,994
Additional paid-in capital	16,297,928	16,319,985	15,486,775
Common stock subscription	0	0	0
Receivable from shareholder		0	(345,000)
Accumulated deficit	(13,710,596)	(11,759,723)	(10,122,766)
Total Tecogen Inc. stockholders’ equity	2,641,630	4,614,710	5,073,003
Noncontrolling interest	(60,970)	168,325	150,161
Total stockholders’ equity	2,580,660	4,783,035	5,223,164
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 8,141,798	$ 9,117,249	$ 8,745,492

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	13,574,474	13,611,974	13,498,471	12,232,762
Common stock, shares outstanding	13,574,474	13,611,974	13,498,471	12,232,762
Redeemable common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Products	$ 807,854	$ 1,347,719	$ 2,860,519	$ 2,837,426	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	1,995,606	2,037,181	3,989,259	3,800,002	7,800,750	6,496,097	5,767,624
Total revenues	2,803,460	3,384,900	6,849,778	6,637,428	15,253,972	11,065,210	11,311,229
Cost of sales
Products	633,272	973,769	2,221,940	1,956,617	5,290,535	3,005,698	3,801,485
Services	1,356,315	1,023,633	2,702,001	1,878,758	4,098,363	3,173,400	2,795,720
Total cost of sales	1,989,587	1,997,402	4,923,941	3,835,375	9,388,898	6,179,098	6,597,205
Gross profit	813,873	1,387,498	1,925,837	2,802,053	5,865,074	4,886,112	4,714,024
Operating expenses
General and administrative	1,679,282	1,673,002	3,470,985	3,357,746	6,643,120	5,986,762	4,973,794
Selling	286,101	197,608	565,471	465,537	1,225,580	782,252	290,505
Total operating expenses	1,965,383	1,870,610	4,036,456	3,823,283	7,868,700	6,769,014	5,264,299
Loss from operations	(1,151,510)	(483,112)	(2,110,619)	(1,021,230)	(2,003,626)	(1,882,902)	(550,275)
Other income (expense)
Interest and other income	2,591	13,394	6,537	28,166	48,397	38,402	23,574
Interest expense	(36,387)	(17,802)	(59,764)	(35,604)	(71,208)	(40,294)	(37,280)
Total other income (expense)	(33,796)	(4,408)	(53,227)	(7,438)	(22,811)	(1,892)	(13,706)
Loss before income taxes	(1,185,306)	(487,520)	(2,163,846)	(1,028,668)	(2,026,437)	(1,884,794)	(563,981)
Consolidated net loss	(1,185,306)	(487,520)	(2,163,846)	(1,028,668)	(2,026,437)	(1,884,794)	(563,981)
Less: Loss attributable to the noncontrolling interest	94,826	90,547	212,973	193,382	389,480	310,293	208,673
Net loss attributable to Tecogen Inc.	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Net loss per share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.03)	$ (0.15)	$ (0.06)	$ (0.12)	$ (0.13)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in shares)	13,205,476	13,114,604	13,209,165	13,064,879	13,135,071	12,052,914	11,470,658

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Conversion of principal amount	Conversion of accrued interest	Common Stock 0.001 Par Value	Common Stock 0.001 Par Value Conversion of principal amount	Common Stock 0.001 Par Value Conversion of accrued interest	Additional Paid-in Capital	Additional Paid-in Capital Conversion of principal amount	Additional Paid-in Capital Conversion of accrued interest	Common Stock Subscription	Shareholder Receivable	Accumulated Deficit	Noncontrolling Interest
Balance, beginning balance at Dec. 31, 2009	$ 2,299,930			$ 46,516			$ 10,058,287					$ (8,192,957)	$ 388,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, net of costs	1,211,249			1,863			1,209,386
Issuance of restricted stock	49,895			77			49,871			(53)
Note receivable from shareholder	(345,000)										(345,000)
Exercise of warrants	142,500			475			142,025
Stock based compensation expense	197,086						192,947						4,139
Net loss	(563,981)											(355,308)	(208,673)
Balance, ending balance at Dec. 31, 2010	2,991,679			48,931			11,652,516			(53)	(345,000)	(8,548,265)	183,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of subsidiary common stock							(261,174)						261,174
Sale of common stock, net of costs	3,610,993			4,717			3,606,276
Conversion of related party convertible notes to common stock			72,959			146			72,813
Issuance of restricted stock	253			200						53
Issuance of subsidiary restricted stock	200												200
Purchase of stock options	(12,500)						(12,500)
Stock based compensation expense	444,374						428,844						15,530
Net loss	(1,884,794)											(1,574,501)	(310,293)
Balance, ending balance at Dec. 31, 2011	5,223,164			53,994			15,486,775				(345,000)	(10,122,766)	150,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of subsidiary common stock	500,000						289,606						210,394
Purchase of subsidiary common stock							(174,958)						174,958
Sale of common stock, net of costs	680,000			850			679,150
Conversion of related party convertible notes to common stock		100,000	6,100		333	8		99,667	6,092
Settlement receivable from shareholder (Note 10)	105,000			(400)			(239,600)				345,000
Purchase of restricted stock	(337)			(337)
Stock based compensation expense	195,545						173,253						22,292
Net loss	(2,026,437)											(1,636,957)	(389,480)
Balance, ending balance at Dec. 31, 2012	4,783,035			54,448			16,319,985					(11,759,723)	168,325
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of restricted stock grant	(350)			(150)									(200)
Stock based compensation expense	(38,179)						(22,057)						(16,122)
Net loss	(2,163,846)											(1,950,873)	(212,973)
Balance, ending balance at Jun. 30, 2013	$ 2,580,660			$ 54,298			$ 16,297,928					$ (13,710,596)	$ (60,970)

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,163,846)	$ (1,028,668)	$ (2,026,437)	$ (1,884,794)	$ (563,981)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	124,847	99,099	203,775	158,286	88,656
Provision (recovery) for losses on accounts receivable	(34,700)	0	57,600	20,600	6,658
Provision (recovery) for inventory reserve	0	3,800	(26,800)	3,300	(66,500)
Stock-based compensation	(38,179)	170,550	195,545	444,374	197,086
Changes in operating assets and liabilities
Short-term investments	(202)	(4,063)	(4,776)	(3,428)	0
Accounts receivable	833,687	(620,505)	(1,358,611)	368,491	331,581
Inventory	(356,646)	(1,157,945)	(760,836)	(1,247,871)	154,351
Unbilled revenue	(107,545)	0
Due from related party	55,837	(238,081)	243,902	(201,509)	(98,230)
Prepaid expenses and other current assets	(215,032)	(67,957)	(290,130)	(27,613)	6,465
Other assets	(1,000)	0	(4,000)	0	(2,481)
Increase (decrease) in:
Accounts payable	516,577	429,344	338,796	106,808	417,376
Accrued expenses	206,573	(29,501)	80,459	(95,462)	(22,138)
Deferred revenue	(73,559)	222,382	127,523	(18,137)	(76,439)
Due to related party	535,729	0	0	0	(4,133)
Interest payable, related party	41,604	35,604	71,208	(32,665)	(26,401)
Net cash used in operating activities	(675,855)	(2,185,941)	(3,152,782)	(2,409,620)	341,870
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(114,767)	(102,365)	(219,711)	(115,186)	(195,955)
Purchases of intangible assets	(196,257)	(25,166)	(164,296)	(38,747)	(113,499)
Asset acquisition	(497,800)	0
Purchases of short-term investments	0	506,345	0	(680,000)	0
Sale of short-term investments	182,061	0	506,345	85,000	679,747
Net cash provided by (used in) investing activities	(626,763)	378,814	122,338	(748,933)	370,293
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments from issuance of receivable from shareholder			0	0	(345,000)
Payments made on demand notes payable, related party			0	0	(422,568)
Proceeds from payments on receivable from shareholder			105,000	0	0
Proceeds from issuance of demand notes payable			300,000	750,000	0
Proceeds from sale of common stock, net of costs			680,000	3,610,993	1,211,249
Proceeds from issuance of restricted stock	0	480,000	0	453	49,895
Purchase of stock options			0	(12,500)	0
Purchase of restricted stock	(350)	0	(337)	0	0
Proceeds from exercise of warrants			0	0	142,500
Proceeds from sale of subsidiary common stock	0	500,000	500,000	0	0
Net cash provided by (used in) financing activities	(350)	980,000	1,584,663	4,348,946	636,076
Net increase (decrease) in cash and cash equivalents	(1,302,968)	(827,127)	(1,445,781)	1,190,393	1,348,239
Cash and cash equivalents, beginning of the period	1,572,785	3,018,566	3,018,566	1,828,173	479,934
Cash and cash equivalents, end of the period	269,817	2,191,439	1,572,785	3,018,566	1,828,173
Non-cash investing and financing activities:
Conversion of redeemable common stock to common stock			0	500,000	0
Conversion of accrued convertible debenture interest to common stock			6,100	72,959	0
Conversion of related party notes to common stock			100,000	0	0
Settlement of shareholder receivable			240,000	0	0
Interest paid	$ 3,836	$ 0	$ 0	$ 0	$ 63,139

Nature of business and operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and operations
Note 1 – Nature of business and operations

Tecogen Inc. (the “Company”) (a Delaware Corporation) was organized on November 15, 2000, and acquired the assets and liabilities of the Tecogen Products division of Thermo Power Corporation. The Company produces commercial and industrial, natural-gas-fueled engine-driven, combined heat and power (CHP) products that reduce energy costs, decrease greenhouse gas emissions, and alleviate congestion on the national power grid. Tecogen’s products supply electric power or mechanical power for cooling, while heat from the engine is recovered and purposefully used at a facility. The majority of Company’s customers are located in regions with the highest utility rates, typically California, the Midwest, and the Northeast.

On May 4, 2009, the Company invested $8,400 in exchange for 8,400,000 shares of a newly established corporation, Ilios Inc., or Ilios. The investment gave the Company a controlling financial interest in Ilios, whose business focus is advanced heating systems for commercial and industrial applications. On May 11, 2009, the Company sold 1,400,000shares in Ilios at $0.50 per share to two of its existing stockholders in exchange for the extinguishment of $700,000 in demand notes payable, convertible debentures, and accrued interest (see Note 7 – Demand notes payable and convertible debentures – related party). On July 24, 2009, Ilios sold 2,710,000 shares of common stock to accredited investors at $0.50 per share and raised $1,352,500. On June 3, 2011, Ilios sold 500,000 shares of common stock to Tecogen at $0.50 per share and raised $250,000 and on December 29, 2011, Ilios sold 1 million shares of common stock to Tecogen at $0.50 per share and raised $500,000. On January 19, 2012, Ilios sold 1 million shares of common stock to an accredited investor and raised $500,000. On December 28, 2012, Ilios sold 1 million shares of common stock to Tecogen at $0.50 per share and raised $500,000. In addition, as of December 31, 2012, there were also 510,000 shares of unvested restricted stock outstanding under Ilios’ stock incentive plan. As of December 31, 2012, the Company owned a 62.8% interest in Ilios and has consolidated Ilios into its financial statements.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, Ilios, whose business focus is on advanced heating systems for commercial and industrial applications.

The Company’s operations are comprised of one business segment. Our business is to manufacture and support highly efficient CHP products based on engines fueled by natural gas.

On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1 million, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Interest is due and payable quarterly in arrears. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 31, 2014, or the Maturity Date. Prepayment of any amounts due under the Credit Agreement may be made at any time without penalty. The Credit Agreement terminates on the Maturity Date. The Company has not yet borrowed any amounts pursuant to the Credit Agreement.

Description of business and summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 1 – Description of business and summary of significant accounting policies

Description of business

Tecogen Inc. (the “Company”) (a Delaware Corporation) was organized on November 15, 2000, and acquired the assets and liabilities of the Tecogen Products division of Thermo Power Corporation. The Company produces commercial and industrial, natural-gas-fueled engine-driven, combined heat and power (CHP) products  that reduce energy costs, decrease greenhouse gas emissions and alleviate congestion on the national power grid. The Company’s products supply electric power or mechanical power for cooling, while heat from the engine is recovered and purposefully used at a facility. The majority of the Company’s customers are located in regions with the highest utility rates, typically California, the Midwest and the Northeast.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements presented herein have been prepared by the Company, without audit, and, in the opinion of management, reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the interim periods presented. The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission, or the SEC, for reporting in this registration statement on Form S-1, or registration statement. Accordingly, certain information and footnote disclosures required for complete financial statements are not included herein. It is suggested that the accompanying unaudited condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes included elsewhere in this registration statement. The Company’s operating results for the six month period ended June 30, 2013 may not be indicative of the results expected for any succeeding interim periods or for the entire year ending December 31, 2013.

The accompanying unaudited consolidated balance sheets, statements of operations and statements of cash flows reflect all adjustments (consisting only of normal recurring items) which are, in the opinion of management, necessary for a fair presentation of financial position at June 30, 2013, and of operations and cash flows for the interim periods ended June 30, 2013 and 2012.

The results of operations for the interim periods ended June 30, 2013 are not necessarily indicative of the results to be expected for the year.

The accompanying consolidated financial statements include the accounts of the Company and its 63.7% owned subsidiary Ilios, whose business focus is on advanced heating systems for commercial and industrial applications.

The Company’s operations are comprised of one business segment. Our business is to manufacture and support highly efficient CHP products based on engines fueled by natural gas.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.

Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by them, and no additional performance obligations exist by the Company.  For these transactions, the finished goods are segregated from inventory and normal billing and credit terms are granted.  For the six months ended June 30, 2013 and 2012 no revenues were recorded as bill and hold transactions.

For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25,  Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and if the arrangement includes a general right of return related to the delivered item and delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting”. The Company allocates the total arrangement consideration to each unit of accounting using the relative fair value method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.

When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Based on the fact that the Company sells each deliverable to other customers on a stand-alone basis, the Company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.

After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped and services are recognized over the term of the applicable agreement, or as provided when on a time and materials basis.

In some cases, our customers may choose to have the Company engineer and install the system for them rather than simply purchase the cogeneration and/or chiller units. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, regardless of the percentage of completion. During the six months ended June 30, 2013 a loss of approximately $300,000 was recorded. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings is recorded as deferred revenue.

Presentation of Sales Taxes

The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.

Advertising Costs

The Company expenses the costs of advertising as incurred. For the six months ended June 30, 2013 and 2012, advertising expense was approximately $42,000 and $70,000, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents. The Company has cash balances in certain financial institutions in amounts which occasionally exceed current federal deposit insurance limits. The financial stability of these institutions is continually reviewed by senior management. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company's cash equivalents are placed with certain financial institutions and issuers. As of June 30, 2013, the Company had a balance of $19,817 in cash and cash equivalents and short-term investments that exceeded the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limit of $250,000.

Short-Term Investments

Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits are recorded at fair value.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At June 30, 2013 and December 31, 2012 the allowance for doubtful accounts was $119,700 and $154,400, respectively.

Inventory

Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or net realizable value. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to fifteen years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.

Intangible Assets

Intangible assets subject to amortization include costs incurred by the Company to acquire developed technology discussed in Note 9, product certifications and certain patent costs. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.

Goodwill

The Company's goodwill was recorded as a result of the Company's asset acquisition discussed in Note 9. The Company has recorded this transaction using the acquisition method of accounting. The Company tests its recorded goodwill for impairment on an annual basis, or more often if indicators of potential impairment exist, by determining if the carrying value of the Company's single reporting unit exceeds its estimated fair value. Factors that could trigger an interim impairment test include, but are not limited to, under performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the Company's overall business, significant negative industry or economic trends and a sustained period where market capitalization, plus an appropriate control premium, is less than stockholders' equity. During the first six months of 2013 the Company determined that no interim impairment test was necessary. Goodwill will be assessed for impairment at least annually or when there are indicators of potential impairment.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. Management determined that no impairment of long-lived assets existed as of June 30, 2013.

 Research and Development Costs/Grants

Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget, with 10% retainage held to the end of the contract period. For the six months ended June 30, 2013 and 2012, amounts received were $106,000 and $81,500, respectively, which offset the Company’s total research and development expenditures for each of the respective periods. As of June 30, 2013 and December 31, 2012, retainage receivable was $109,221 and $154,700, respectively.

Stock-Based Compensation

Stock based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense in the consolidated statements of operations over the requisite service period. The fair value of stock options granted is estimated using the Black-Scholes option pricing valuation model. The Company recognizes compensation on a straight-line basis for each separately vesting portion of the option award. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company is not actively traded, the Company considered the sales price of the Common Stock in private placements to unrelated third parties as a measure of the fair value of its Common Stock. The average expected life is estimated using the simplified method for “plain vanilla” options. The simplified method determines the expected life in years based on the vesting period and contractual terms as set forth when the award is made. The Company uses the simplified method for awards of stock-based compensation since it does not have the necessary historical exercise and forfeiture data to determine an expected life for stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. When options are exercised the Company normally issues new shares (see “Note 4 – Stock-based compensation”.)

Loss per Common Share

The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of Common Stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive Common Stock equivalents when the exercise/conversion price is less than the average market price of our Common Stock for the period.

 Other Comprehensive Net Loss

The comprehensive net loss for the three and six month periods ended June 30, 2013 and 2012 does not differ from the reported loss.

Segment Information

The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company's reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment which manufactures and supports highly efficient CHP products based on engines fueled by natural gas.

The following table summarizes net revenue by product line and services for the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30 2013	June 30 2012
Products:
Cogeneration	$457,486	$637,420	$1,735,642	$1,219,670
Chiller	350,368	710,299	1,124,877	1,617,756
Total Product Revenue	807,854	1,347,719	2,860,519	2,837,426

Services	1,995,606	2,037,181	3,989,259	3,800,002
	$2,803,460	$3,384,900	$6,849,778	$6,637,428

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.

The Company follows the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance.

Note 2 – Summary of significant accounting policies

Principles of Consolidation and Basis of Presentation

The financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) to ensure financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC). The Company adopted the presentation requirements for noncontrolling interests required by ASC 810 Consolidation. Under ASC 810, earnings or losses attributed to the noncontrolling interests are reported as part of the consolidated earnings and not a separate component of income or expense. Noncontrolling interests in the net assets and operations of Ilios are reflected in the caption “Noncontrolling interest” in the accompanying consolidated financial statements. All intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash balances in bank accounts, which at times may exceed the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limits. The amount on deposit at December 31, 2012,  2011, and 2010 that exceeded the $250,000 federally insured limit was approximately $1,070,000, $3,200,000, and $1,167,000, respectively. The Company has not experienced any losses in such accounts and thus believes that it is not exposed to any significant credit risk on cash and cash equivalents.

There were no customers that represented more than 10% of revenues for the year ended December 31, 2011. The Company has one customer that represented 24.9% and 14.6% of revenues for the years ended December 31, 2012 and 2010, respectively. Included in trade accounts receivable are amounts from one customer that represents 16% and 17% of the trade accounts receivable balance as of December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents.

Short-Term Investments

Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits are recorded at fair value.

On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000 with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013, this letter of credit was cancelled and the certificate of deposit was released from restriction.

On June 13, 2011, the Southern California Gas Company entered into an agreement with the Company to invest $500,000 in the Company’s common stock. The agreement included certain stockholder rights and a redemption right whereby the investor may redeem the shares for cash until the earlier of the initiation of a public offering of the Company by filing a registration statement with the SEC or 5 years. A letter of credit, secured by a Certificate of Deposit, for the amount of the investment has been put in place to satisfy the contingency of the redemption right. The Certificate of Deposit is classified as a short-term investment in the accompanying balance sheet. Since the Company filed a registration statement with the Securities and Exchange Commission on December 23, 2011, the redemption right is no longer valid. The Certificate of Deposit was converted to cash in 2012.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At December 31, 2012 and 2011, the allowance for doubtful accounts was $154,400 and  $96,800, respectively.

Inventory

Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or net realizable value. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to seven years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.

Intangible Assets

Intangible assets subject to amortization include costs incurred by the Company to acquire product certifications and certain patent costs. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.

Loss per Common Share

The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of common stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive common stock equivalents when the exercise/conversion price is less than the average market price of our common stock for the period. All shares issuable for the years ended December 31, 2012,  2011, and 2010 were anti-dilutive because of the reported net loss.

Other Comprehensive Net Loss

The comprehensive net loss for the years ended December 31, 2012,  2011, and 2010 does not differ from the reported loss.

Segment Information

The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company’s reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment, which is the manufacture and support of highly efficient CHP products based on engines fueled by natural gas.

The following table summarizes net revenue by product line and services for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Products:
Cogeneration	$5,791,412	$2,737,161	$4,977,595
Chiller	1,661,810	1,831,952	566,010
Total Product Revenue	7,453,222	4,569,113	5,543,605

Services	7,800,750	6,496,097	5,767,624
	$15,253,972	$11,065,210	$11,311,229

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.

The Company has adopted the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance. See Note 15 – Income taxes.

With few exceptions, the Company is no longer subject to possible income tax examinations by federal, state, or local taxing authorities for tax years before 2009, with the exception of loss carryforwards in the event they are utilized in future years.

The Company’s tax returns are open to adjustment from 2001 forward because the Company has loss carryforwards from those years, which may be adjusted in the year those losses are utilized.

Fair Value of Financial Instruments

The Company’s financial instruments are cash and cash equivalents, certificates of deposit, accounts receivable, accounts payable, capital lease obligations, and notes due from related party convertible debentures. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature. At December 31, 2012, the current value on the consolidated balance sheet of the debentures and capital lease obligations approximates fair value as the terms approximate those available for similar instruments. Certificates of deposit classified as short-term investments are recorded at fair value.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.

Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by the buyer, and the Company has no additional performance obligations.  For these transactions, the finished goods are segregated from inventory and normal billing and credit terms are granted.  For the years ended December 31, 2012, 2011, and 2010, no revenues were recorded as bill and hold transactions.

For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and if the arrangement includes a general right of return related to the delivered item and delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting.” The Company allocates the total arrangement consideration to each unit of accounting using the relative fair value method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.

When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Because the Company sells each deliverable to other customers on a stand-alone basis, the company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.

After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped. Services are recognized over the term of the applicable agreement, or as provided, when on a time and materials basis.

In some cases, our customers may choose to have the Company provide turnkey services for them rather than simply purchasing the cogeneration and/or chiller units. Turnkey services include site engineering, construction, electrical, plumbing and installation services. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting and is included in service revenue in the consolidated statement of operations. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, regardless of the percentage of completion. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings are recorded as deferred revenue.

Presentation of Sales Taxes

The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.

Advertising Costs

The Company expenses the costs of advertising as incurred. For the years ended December 31, 2012, 2011, and 2010, advertising expense was approximately $187,500, $86,700, and $14,900, respectively.

Research and Development Costs

Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget. Amounts received totaled $126,500, $239,000, and $917,000 in fiscal years 2012,  2011, and 2010, respectively, which offset the Company’s total R&D expenditures for each of the respective years.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the statements of operations over the requisite service period.

Pursuant to ASC 505-50, Equity Based Payments to Non-Employees, the fair value of restricted common stock and stock options issued to non-employees is revalued at each reporting period until the ultimate measurement date, as defined by ASC 505-50. The Company records the value of the instruments at the time services are provided and the instruments vest. Accordingly, the ultimate expense is not fixed until such instruments are fully vested.

The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company was not publicly traded when the awards were issued, the Company considered the sales price of the common stock in private placements to unrelated third parties as a measure of the fair value of its common stock.

The Company utilizes an estimated forfeiture rate when calculating the expense for the period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense recognized is based on awards that are ultimately expected to vest. The Company evaluates the assumptions used to value awards regularly and if factors change and different assumptions are employed, stock-based compensation expense may differ significantly from what has been recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase, or cancel any remaining unearned stock-based compensation expense.

Common Stock Subscriptions

Outstanding proceeds for common stock transaction appear as common stock subscriptions in the accompanying consolidated balance sheets and consolidated statements of changes in stockholders’ equity until received.

Reclassifications

Certain prior period balances have been reclassified to conform with current period presentation.

Loss per common share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss per common share

Note 2 – Loss per common share

All shares issuable for both periods were anti-dilutive because of the reported net loss. Basic and diluted loss per share for the three and six month periods ended June 30, 2013 and 2012, respectively, were as follows:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30, 2013	June 30, 2012
Loss available to stockholders	$(1,090,480)	$(396,973)	$(1,950,873)	$(835,286)

Weighted average shares outstanding - Basic and diluted	13,205,476	13,114,604	13,209,165	13,064,879
Basic and diluted loss per share	$(0.08)	$(0.03)	$(0.15)	$(0.06)

Anti-dilutive shares underlying stock options outstanding	1,134,000	1,095,250	1,134,000	1,095,250
Anti-dilutive convertible debentures	75,806	159,139	75,806	159,139

Note 3 – Loss per common share

Basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	2012	2011	2010
Loss available to stockholders	$(1,636,957)	$(1,574,501)	$(355,308)

Weighted average shares outstanding - Basic and diluted	13,135,072	12,052,914	11,470,658
Basic and diluted loss per share	$(0.12)	$(0.13)	$(0.03)

Anti-dilutive shares underlying stock options outstanding	1,096,500	1,095,250	620,000
Anti-dilutive shares underlying convertible debentures	75,806	159,140	159,140

Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

Inventories at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Gross raw materials	$3,574,620	$2,701,496
Less - reserves	(332,000)	(358,800)
Net raw materials	3,242,620	2,342,696
Work-in-process	114,002	119,640
Finished goods	—	106,650
	$3,356,622	$2,568,986

Intangible assets other than goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets

Note 10 - Intangible assets other than goodwill

As of  June 30, 2013  the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$355,961	$29,192
Product certifications	290,660	69,399
Developed technology	240,000	4,000
	$886,621	$102,591

The aggregate amortization expense of the Company's intangible assets for the  six months ended  June 30, 2013  and  2012  was  $24,247  and  $15,457, respectively.

Estimated future annual amortization expense related to the intangible assets is as follows:

2013	$29,450
2014	94,640
2015	94,640
2016	94,640
2017	94,640
Thereafter	376,020
$784,030

Note 5 – Intangible assets

The Company capitalized $17,314 and $22,036 of product certification costs during the years ended December 31, 2012 and 2011, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated products, which range from approximately 7 to 10 years. The Company capitalized $146,981 and $16,712of patent-related costs during the years ended December 31, 2012 and 2011, respectively. Intangible assets at December 31, 2012 and 2011 consist of the following:

	Product Certifications	Patents	Total
Balance at December 31, 2012
Intangible assets	$235,482	$214,883	$450,365
Less - accumulated amortization	(57,798)	(20,547)	(78,345)
	$177,684	$194,336	$372,020
Balance at December 31, 2011
Intangible assets	$218,168	$67,902	$286,070
Less - accumulated amortization	(38,254)	(6,195)	(44,449)
	$179,914	$61,707	$241,621

Amortization expense was $33,896, $23,992, and $11,309 during the years ended December 31, 2012, 2011, and 2010, respectively. Estimated amortization expense at December 31 for each of the five succeeding years is as follows:

2013	$39,879
2014	54,246
2015	54,246
2016	54,246
2017	54,246
Thereafter	115,157
$372,020

Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment

Note 6 – Property and equipment

Property and equipment at December 31, 2012 and 2011 consisted of the following:

	Estimated Useful Life (in Years)	2012	2011
Machinery and equipment	5 - 7 years	$478,290	$355,985
Furniture and fixtures	5 years	54,058	48,157
Computer software	3 - 5 years	56,935	46,355
Leasehold improvements	*	326,366	245,441
		915,649	695,938
Less - accumulated depreciation and amortization		(480,037)	(310,159)
Net property, plant and equipment		$435,612	$385,779

* Lesser of estimated useful life of asset or lease term

Depreciation and amortization expense on property and equipment for the years ended December 31, 2012, 2011, and 2010 was $169,878, $134,295, and $77,346, respectively.

Demand notes payable, convertible debentures and credit agreement - related party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Demand notes payable and convertible debentures - related party
Note 3 – Demand notes payable, convertible debentures and credit agreement – related party

Demand notes payable to related parties consist of various demand notes outstanding to stockholders totaling $1,337,500 at June 30, 2013 and December 31, 2012. The primary lender is John N. Hatsopoulos, the Company’s Chief Executive Officer, who holds $1,300,000 of the demand notes. The demand notes accrue interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes is due upon demand.

On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, a member of the board of directors, who subscribed for $200,000 of the debentures and John N. Hatsopoulos, the Company’s Chief Executive Officer, who subscribed for $100,000 of the debentures. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of Common Stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20.

On May 11, 2009 the Company sold 1,400,000 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

At June 30, 2013 and December 31, 2012, there were 75,806 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At June 30, 2013 and December 31, 2012, the principal amount of the Company’s convertible debentures was $90,967 which is due on September 24, 2013.

On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of  $1,000,000, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Interest is due and payable quarterly in arrears. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 31, 2014, or the Maturity Date. Prepayment of any amounts due under the Credit Agreement may be made at any time without penalty. The Credit Agreement terminates on the Maturity Date. As of June 30, 2013, the Company had not yet borrowed any amounts pursuant to the Credit Agreement.

Note 7 – Demand notes payable and convertible debentures – related party

Demand notes payable to related parties consist of various demand notes outstanding to stockholders totaling $1,337,500 and $1,037,500 at December 31, 2012 and 2011, respectively. The primary lender is John N. Hatsopoulos, the company’s Chief Executive Officer, who held $1.3 million and $1 million of the demand notes as of December 31, 2012 and 2011, respectively. The demand notes accrue interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes is due upon demand by the lender.

On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of $200,000; the John N. Hatsopoulos 1989 Family Trust for the benefit of Nia Marie Hatsopoulos, or the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000; and the John N. Hatsopoulos 1989 Family Trust for the benefit of Alexander John Hatsopoulos, or the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are the adult children of John N. Hatsopoulos’s adult children. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of common stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20. On September 24, 2011, holders of debentures representing a majority of the then-outstanding principal amount of the Company’s convertible debentures, agreed to amend the terms of the debentures to extend the due date from September 24, 2011 to September 24, 2013.

On May 11, 2009, the Company sold 1,400,000 shares in Ilios at $0.50 per share to George N. Hatsopoulos and John N. Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2012, certain holders of the debentures converted the principal amount of $100,000 and accrued interest in the amount of $6,100 into 85,240 shares of the Company’s common stock. At December 31, 2012, 2011, and 2010, there were 75,806, 159,140, and 159,140 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At December 31, 2012, 2011, and 2010, the principal amount of the Company’s convertible debentures was $90,967, $190,967, and $190,967, respectively, which is due on September 24, 2013.

On March 25, 2013, the Company entered into the Credit Agreement with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1 million, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Interest is due and payable quarterly in arrears. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 31, 2014, or the Maturity Date. Prepayment of any amounts due under the Credit Agreement may be made at any time without penalty. The Credit Agreement terminates on the Maturity Date. The Company has not yet borrowed any amounts pursuant to the Credit Agreement.

Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 5 – Commitments and contingencies

 Future minimum lease payments under all non-cancelable operating leases as of June 30, 2013 consist of the following:

Years Ending December 31,	Amount
2013	$298,702
2014	579,495
2015	535,349
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,631,846

For the six months ended June 30, 2013 and 2012 rent expense was $244,153 and $97,174, respectively.

On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000, with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013 this letter of credit and certificate of deposit restriction was released.

Note 8 – Commitments and contingencies

Operating Lease Obligations

The Company leases office space and warehouse facilities under various lease agreements that expire through March 2024. The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements, on a calendar year basis (see Note 13 – Related party transactions). Total rent expense for the years ended December 31, 2012, 2011, and 2010 amounted to $595,851, $579,836, and $535,092, offset by $173,898, $185,596, and $196,466 in rent paid by sub-lessees for a net amount of $421,953, $394,240, and $338,626.

The Company leased one service vehicle under a lease agreement that expired in January 2012. Vehicle rent expense amounted to $387, $4,639, and $4,639 during the years ended December 31, 2012, 2011, and 2010, respectively.

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2012, consist of the following:

Years Ending December 31,	Amount
2013	$584,442
2014	557,993
2015	526,690
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,887,425

On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000, with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013, this letter of credit and certificate of deposit restriction was released.

Legal Proceedings

From time to time the Company may be involved in various claims and other legal proceedings that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes that are not predictable. Based on the information available to the Company and after discussions with legal counsel, the Company does not believe any such proceedings will have a material adverse effect on the business, results of operations, financial position, or liquidity.

Product warranty	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Product warranty

Note 9 – Product warranty

The Company reserves an estimate of its exposure to warranty claims based on both current and historical product sales data and warranty costs incurred. The majority of the Company’s products carry a one-year warranty. The Company assesses the adequacy of its recorded warranty liability annually and adjusts the amount as necessary. The warranty liability is included in accrued expenses on the accompanying consolidated balance sheets.

Changes in the Company’s warranty reserve were as follows:

Warranty reserve, December 31, 2010	$82,600
Warranty provision for units sold	42,847
Costs of warranty incurred	(72,447)
Warranty reserve, December 31, 2010	$53,000
Warranty provision for units sold	76,637
Costs of warranty incurred	(72,637)
Warranty reserve, December 31, 2011	57,000
Warranty provision for units sold	160,684
Costs of warranty incurred	(127,484)
Warranty reserve, December 31, 2012	$90,200

Stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' equity

Note 4 - Stock-based compensation

Stock-Based Compensation

In 2006, the Company adopted the 2006 Stock Option and Incentive Plan (the “Plan”), under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the Company. The Plan was most recently amended on November 10, 2011 to increase the reserved shares of common stock issuable under the Plan to 1,838,750 (the “Amended Plan”).

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Amended Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan cannot be less than the fair market value of the underlying shares on the date of the grant. The number of shares remaining available for future issuance under the Amended Plan as of June 30, 2013 was 97,683.

Stock option activity for the six months ended June 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	37,500	3.20	3.20	—	—
Exercised	—	—	—	—	—
Canceled and forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding, June 30, 2013	1,134,000	$0.12-$3.20	$2.00	4.19 years	$1,356,400
Exercisable, June 30, 2013	812,313		$1.72		$1,201,075
Vested and expected to vest, June 30, 2013	1,134,000		$2.00		$1,356,400

Restricted stock activity for the six months ended June 30, 2013 as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	399,070	$1.44
Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, June 30, 2013	361,570	$1.31

Stock Based Compensation - Ilios

In 2009, Ilios adopted the 2009 Stock Incentive Plan (the “2009 Plan”) under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the company. The maximum number of shares allowable for issuance under the 2009 Plan is 2,000,000 shares of common stock. Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Plan. The options are not transferable except by will or domestic relations order. The option price per share under the 2009 Plan cannot be less than the fair market value of the underlying shares on the date of the grant.

Stock option activity relating to Ilios for the six months ended June 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, June 30, 2013	575,000	$0.10-$0.50	$0.29	7.19 years	$120,000
Exercisable, June 30, 2013	56,250		$0.50		$—
Vested and expected to vest, June 30, 2013	575,000		$0.29		$120,000

Restricted stock activity for the Ilios awards, for the six months ended June 30, 2013 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	510,000	$0.26
Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, June 30, 2013	310,000	$0.10

Total stock-based compensation expense for the six months ended June 30, 2013 and 2012 was $(38,131) due to forfeitures of unvested stock and $170,550, respectively. At June 30, 2013, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $164,294. This amount will be recognized over a weighted average period of 2.94 years. No tax benefit was recognized related to the stock-based compensation recorded during the periods.

Note 10 – Stockholders’ equity

Common Stock

In 2012, 2011, and 2010 the Company raised additional funds through private placements of common stock to a limited number of accredited investors. In connection with the 2012 private placements the Company sold an aggregate of 212,500 shares of common stock at a purchase price of $3.20 per share, resulting in net cash proceeds of $680,000. In connection with the 2011 private placements the Company sold an aggregate of 1,179,230 shares of common stock at a purchase price ranging from $2.60 per share, for the shares sold during the first half of the year, to $3.20 per share, for the shares sold during the last half of the year, resulting in net cash proceeds of $3,610,993. In connection with the 2010 private placements the Company sold an aggregate of 465,866 shares of common stock at a purchase price of $2.60 per share, resulting in net cash proceeds of $1,211,249.

On June 13, 2011, the Southern California Gas Company entered into an agreement with the Company to invest $500,000 in the Company’s common stock. The agreement included certain stockholder rights and a redemption right whereby the investor may redeem the shares for cash until the earlier of the initiation of a public offering of the Company by filing a registration statement with the SEC or five years. A letter of credit, secured by a certificate of deposit, for the amount of the investment has been put in place to satisfy the contingency of the redemption right. The certificate of deposit is classified as a short-term investment in the accompanying balance sheet as of December 31, 2011. The common stock was classified outside of permanent equity because of the redemption right, as initially recorded. The filing of our registration statement on Form S-1 on December 22, 2011, resulted in the expiration of the rights and preferences of the Southern California Gas Company; therefore we do not have any rights or preferences outstanding. As a result, as of December 31, 2011, we have reclassified this investment from redeemable common stock, to permanent equity in the accompanying consolidated balance sheets.

The holders of common stock have the right to vote their interest on a per share basis. At December 31, 2012, 2011 and 2010 there were 13,611,974, 13,498,471, and 12,232,762 shares of common stock outstanding, respectively.

Receivable from Shareholder

On June 3, 2010, the Company issued a promissory note to an investor in the amount of $345,000. The note was due in full on June 3, 2012, and bears interest at the Bank Prime Rate plus three percent. Accrued interest is paid on a quarterly basis. The note was secured by 287,500 shares of Tecogen common stock. The note was repaid with cash of $105,000 and return of 100,000 shares of common stock at a value of $2.40 per share, which were retired by the Company on December 7, 2012.

Warrants

During the year ended December 31, 2010, investors exercised 118,750 warrants, providing gross proceeds to the Company of $142,500. During 2010, 6,250 warrants expired. As of December 31, 2012, 2011, and 2010, there were no warrants outstanding.

Stock-Based Compensation

In 2006, the Company adopted the 2006 Stock Option and Incentive Plan (the “Plan”), under which the Board of Directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors, and consultants of the Company. The Plan was amended at various dates by the board to increase the reserved shares of common stock issuable under the Plan from 1 million to 1,838,750 as of December 31, 2012 (the “Amended Plan”).

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Amended Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan cannot be less than the fair market value of the underlying shares on the date of the grant. The number of shares remaining available for future issuance under the Amended Plan as of December 31, 2012, 2011, and 2010, was 135,183, 161,433, and 721,683, respectively.

In 2010, the Company granted nonqualified options to purchase an aggregate of 25,000 shares of common stock at $2.60 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2010 was $24,446. The weighted-average grant date fair value of stock options granted during 2010 was $0.96 per option.

In 2011, the company granted nonqualified options to purchase an aggregate of 480,250 shares of common stock at $2.60 per share and 31,250 shares of common stock at $2.80 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2011 was $508,586. The weighted-average grant date fair value of stock options granted during 2011 was $1.00 and $1.12 per option.

In 2012, the company granted nonqualified options to purchase an aggregate of 17,500 shares of common stock at $3.20 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2012 was $20,223. The weighted-average grant date fair value of stock options granted during 2012 was $1.16 per option. Stock option activity for the year ended December 31, 2012, 2011, and 2010, was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	595,000	$0.12-$2.00	$1.28	4.27 years	$793,500
Granted	25,000	$2.60	$2.60
Exercised
Canceled and forfeited
Repurchased
Expired
Outstanding, December 31, 2010	620,000	$0.12-$2.60	$1.20	3.30 years	$793,500
Exercisable, December 31, 2010	307,500		$1.12		$451,000
Vested and expected to vest, December 31, 2010	620,000		$1.20		$793,500

Outstanding, December 31, 2010	620,000	$0.12-$2.60	$1.28	3.30 years	$793,500
Granted	511,500	$2.60-$2.80	$2.60
Exercised	—	—	—
Canceled and forfeited	—	—	—
Repurchased	(12,500)	$1.00	$1.00
Expired	(23,750)	$1.20-$2.60	$1.48
Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Exercisable, December 31, 2011	418,438		$1.24		$815,125
Vested and expected to vest, December 31, 2011	1,025,250		$1.92		$1,387,150

Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	$3.20	$3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	$1.20-$2.60	$1.28
Expired	(313)	$2.60	$2.60

Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225

Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

The Company does not expect any forfeitures and the table above represents all stock options expected to vest. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the average volatility of four comparable publicly traded companies. The average expected life was estimated using the simplified method to determine the expected life based on the vesting period and contractual terms, since it does not have the necessary historical exercise data to determine an expected life for stock options. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term that approximates the expected life assumed at the date of grant.

In 2011, the Company purchased 12,500 options from a consultant at $1.00 per share. These options were due to expire on December 10, 2011 and would have allowed the holder to purchase shares of common stock of Tecogen for $1.00. The Company had no obligation to repurchase these shares. At December 10, 2011, the fair value of Tecogen’s common stock was $3.20. Since these options were purchased at below their estimated fair value, the price paid by Tecogen of $12,500 was charged to stockholders’ equity.

The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Stock option awards:
Expected life	6.25 years	6.25 years	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility	35.9%-36.0%	33.8%-35.5%	33.3%

In 2011, the Company made restricted stock grants to certain employees by permitting them to purchase an aggregate of 50,000 shares of common stock at a price of $0.001 per share. These shares vest over four years beginning six months after an initial public offering. The related compensation expense is recorded based on initial public offering date.

Restricted stock activity for the years ended December 31, 2012 and 2011 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value

Unvested, December 31, 2009	414,106	$1.24
Granted	19,211	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	433,317	$1.28

Unvested, December 31, 2010	433,317	$1.28
Granted	50,000	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	483,317	$1.44

Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247)	1.36
Unvested, December 31, 2012	399,070	$1.44

During the years ended December 31, 2012, 2011, and 2010, the Company recognized stock-based compensation of $136,184, $396,724, and $185,901, respectively, related to the issuance of stock options and restricted stock. No tax benefit was recognized related to the stock-based compensation recorded during the years. At December 31, 2012 and 2011 there were 399,070, 483,317, and 433,317 unvested shares of restricted stock outstanding, respectively. At December 31, 2012, 2011, and 2010, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $183,230, $537,540, and $141,859, respectively. This amount will be recognized over a weighted average period of 1.56 years.

Stock Based Compensation - Ilios

In 2009, Ilios adopted the 2009 Stock Incentive Plan (the “2009 Plan”) under which the Board of Directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the company. The maximum number of shares allowable for issuance under the Plan is 2 million shares of common stock.

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Plan cannot be less than the fair market value of the underlying shares on the date of the grant.

In 2011, Ilios granted nonqualified options to purchase an aggregate of 225,000 shares of common stock to certain employees at $0.50 per share. These options have a vesting schedule of four years and expire in ten years. The total fair value of the options issued in 2011 was $42,065. The weighted-average grant date fair value of stock options granted during 2011 was $0.19.

In 2012, Ilios granted nonqualified options to purchase 50,000 shares of common stock to a director at $0.50 per share. These options have a vesting schedule of four years and expire in ten years. The total fair value of the options issued in 2012 was $9,750. The weighted-average grant date fair value of stock options granted during 2012 was $0.20.

During the years ended December 31, 2012, 2011, and 2010, Ilios recognized stock-based compensation of $59,361, $47,648, and $11,135, related to the issuance of stock options and restricted stock, respectively. No tax benefit was recognized related to the stock-based compensation recorded during the year. At December 31, 2012, 2011, and 2010, there were 510,000, 560,000, and 360,000 unvested shares of restricted stock outstanding, respectively. At December 31, 2012, 2011, and 2010, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $67,493, $122,056, and $27,839, respectively. This amount will be recognized over the weighted average period of 1.67 years.

Stock option activity relating to Ilios for the year ended December 31, 2012, 2011, and 2010 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2010	300,000	$0.10	$0.10	8.34 years	$120,000
Exercisable, December 31, 2010	—		$—		$—
Vested and expected to vest, December 31, 2010	300,000		$0.10		$120,000

Outstanding, December 31, 2010	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	225,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Exercisable, December 31, 2011	—		$—		$—
Vested and expected to vest, December 31, 2011	525,000		$0.27		$120,000

Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Granted	50,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Exercisable, December 31, 2012	—		$0.50		$—
Vested and expected to vest, December 31, 2012	575,000		$0.29		$120,000

Ilios does not expect any forfeitures and the table above represents all stock options expected to vest. Ilios uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Expected volatility was calculated based on the average volatility of comparable publicly traded companies, the expected life of the options was calculated using the simplified method, and the risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards.

For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 and 2011 are as follows:

	2012	2011
Stock option awards:
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.1%	34.2%

In 2011, Ilios made restricted stock grants to a certain Ilios employee by permitting him to purchase an aggregate of 200,000 shares of common stock at a price of $0.001 per share. These shares vest 25% 180 days after an initial public offering of Ilios and 25% for 3 years thereafter. The related compensation expense is being recorded based on an anticipated initial public offering date.

Restricted stock activity for the Ilios awards, for the years ended December 31, 2012, 2011, and 2010 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	360,000	$0.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	360,000	$0.10

Unvested, December 31, 2010	360,000	$0.10
Granted	200,000	0.50
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	560,000	$0.24

Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.26

Noncontrolling interests	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling interests

Note 6 – Noncontrolling interests

Shares of restricted common stock issued under Ilios's equity compensation plan, but which have not yet vested, have not been included in calculating the percentages in this Note 6.

As of December 31, 2010 Tecogen owned 63.0% of Ilios. During the year ended December 31, 2011 Tecogen purchased 1,500,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $750,000 which increased Tecogen's ownership interest to 67.4%.

During the year ended December 31, 2012 Ilios sold 1,000,000 shares of common stock to an accredited investor at $0.50 per share for an aggregate amount of $500,000. Also during the year ended December 31, 2012, Tecogen purchased 1,000,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $500,000. The net result decreased Tecogen’s ownership interest to 65.0%.

The table below presents the changes in equity resulting from net loss attributable to Tecogen and transfers to or from noncontrolling interests for the six months ended June 30, 2013 and 2012.

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Six months ended June 30,

	2013	2012
Net loss attributable to Tecogen Inc.	$(1,950,873)	$(835,286)
Transfers (to) from the noncontrolling interest
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	—	289,606

Net transfers to noncontrolling interest	—	289,606
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,950,873)	$(545,680)

Note 11 – Noncontrolling interests

As of December 31, 2010, Tecogen owned 63.0% of Ilios. During the year ended December 31, 2011, Tecogen purchased 1.5 million shares of Ilios common stock at $0.50 per share for an aggregate amount of $750,000, which increased Tecogen’s ownership interest to 67.4%.

During the year ended December 31, 2012, Ilios sold 1 million shares of common stock to an accredited investor at $0.50 per share for an aggregate amount of $500,000. Also during the year ended December 31, 2012, Tecogen purchased 1 million shares of Ilios common stock at $0.50 per share for an aggregate amount of $500,000. The net result decreased Tecogen’s ownership interest to 65.0%. The table below presents the changes in equity resulting from net loss attributable to Tecogen and transfers to or from noncontrolling interests for the years ended December 31, 2012, 2011, and 2010.

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Years ended December 31,

	2012	2011	2010
Net loss attributable to Tecogen Inc.	$(1,636,957)	$(1,574,501)	$(355,308)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen’s paid-in capital for purchase of 1,000,000 and 1,500,000 Ilios common shares in 2012 and 2011, respectively	(174,958)	(261,174)
Increase in Tecogen’s paid-in capital upon the sale of 1,000,000 Ilios common shares	289,606

Net transfers to noncontrolling interest	114,648	(261,174)	–
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,522,309)	$(1,835,675)	$(355,308)

Retirement plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement plans
Note 12 – Retirement plans

The Company has a defined contribution retirement plan (the “Plan”), which qualifies under Section 401(k) of the Internal Revenue Code (IRC). Under the Plan, employees meeting certain requirements may elect to contribute a percentage of their salary up to the maximum allowed by the IRC. The Company matches a variable amount based on participant contributions up to a maximum of 4.5% of each participant’s salary. The Company contributed approximately $116,850, $115,120, and $111,100 to the Plan for the years ended December 31, 2012, 2011, and 2010.

Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
Note 7 – Related party transactions

The Company has five affiliated companies, namely American DG Energy, EuroSite Power, GlenRose Instruments Inc., or GlenRose Instruments, Pharos LLC, or Pharos, and Levitronix Technologies LLC, or Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. None of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos and Levitronix own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos or Levitronix. The business of GlenRose Instruments, Pharos and Levitronix is not related to the business of the Company.

The common stockholders include John N. Hatsopoulos, the Company’s Chief Executive Officer who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.7% of the company’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 6.7% of the company’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of the company’s common stock. Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 13.9% of the company’s common stock; (b) an investor in Ilios and holds 3.0% of the company’s common stock; (c) an investor of GlenRose Instruments and holds 15.7% of the company’s common stock; (d) founder and investor of Pharos and holds 24.4% of the company’s common stock; and (e) an investor of Levitronix and holds 21.4% of the company’s common stock.

On May 11, 2009 the Company sold 1,400,000 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England States, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement.

On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of  $200,000; the John N. Hatsopoulos 1989 Family Trust for the benefit of Nia Marie Hatsopoulos, or the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of  $50,000; and John N. Hatsopoulos 1989 Family Trust for the benefit of Alexander John Hatsopoulos, or the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of  $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are John N. Hatsopoulos's adult children. John N. Hatsopoulos disclaims beneficial ownership of any shares held by these trusts. The debentures accrue interest at a rate of  6%  per annum and were due on September 24, 2007. The debentures are convertible, at the option of the holder, into shares of common stock at a conversion price of  $1.20  per share.

On September 24, 2007, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the debenture term to September 24, 2011.

On May 11, 2009, George N. Hatsopoulos converted  $109,033  of the principal amount under the debentures held by him, together with accrued interest in the amount of  $90,967  into  400,000  shares of common stock of Ilios, the Company's then newly-formed subsidiary, at a conversion price of $0.50 per share. The difference between the Company's purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2009, Joseph J. Ritchie elected to convert the outstanding principal amount under the debenture held by him, $30,000, together with accrued interest of  $14,433, into  37,028  shares of the Company's common stock at a conversion price of  $1.20  per share.

On September 24, 2011, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the term of the debentures to September 24, 2013 and requested that accrued interest in the aggregate amount of approximately  $72,960  be converted into the Company's common stock at  $2.00  per share (which was the average price of the Company's stock between September 24, 2001 and September 24, 2011). In connection with this, the Company issued  6,474  shares of common stock to George N. Hatsopoulos,  15,003  shares of common stock to the Nia Hatsopoulos Trust and  15,003, shares of common stock to the Alexander Hatsopoulos Trust.

On September 30, 2012, the remaining principal amount under the debentures held by the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, including the applicable accrued interest, was converted into  42,620  shares of common stock issued to each of the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust.

On May 11, 2009, John Hatsopoulos converted an aggregate of  $427,432  in principal amount under demand notes held by him, together with accrued interest in the amount of  $72,568  into  1,000,000  shares of common stock of Ilios at a conversion price of  $0.50  per share. The difference between the Company's purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

In addition, on September 10, 2008, the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of  $250,000  and at an annual interest rate of  5%. On September 7, 2011, the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of  $750,000  and at an annual interest rate of  6%. On November 30, 2012, the Company entered into an additional demand note agreement with John N. Hatsopoulos in the principal amount of  $300,000  at an annual interest rate of  6%. Unpaid principal and interest on the demand notes are due upon demand.

On March 25, 2013 the Company secured a working capital line of credit with John Hatsopoulos, the Company's Chief Executive Officer, in the amount of $1,000,000. As of June 30, 2013 the Company has not drawn on this line.

John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 50% of his business time on the affairs of the Company; however such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.

On January 1, 2006, the Company entered into a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was replaced by the Facilities, Support Services and Business Agreement between the Company and American DG Energy, effective July 1, 2013. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company's products and services in New England.

The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the six months ended June 30, 2013 and 2012, the Company received $64,721 and $99,468, respectively, from American DG Energy, Levitronix LLC and Alexandros Partners LLC. In addition, for the six months ended June 30, 2013 and 2012 the Company received from the same companies, $42,555 and $201,260, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.

The Company’s headquarters are located in Waltham, Massachusetts and consist of 27,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.

Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the six months ended June 30, 2013 and 2012 amounted to $384,415 and $972,911, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of June 30, 2013 the total amount due to American DG Energy was $531,692, which is included in due to related party on the accompanying condensed consolidated balance sheet. As of December 31, 2012 the total amount due from American DG Energy was $70,811.

On March 14, 2013 the Company received a prepayment for purchases of modules, parts and service to be made by American DG Energy in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances. As of June 30, 2013 the principal balance on this prepayment was $614,789 and is included in due to related party, net of amounts receivable but not yet due from American DG Energy, in the accompanying condensed consolidated balance sheet.

Note 13 – Related party transactions

The Company has five affiliated companies, namely American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix do not own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, or Levitronix. The businesses of GlenRose Instruments, Pharos, and Levitronix are not related to the business of the Company.

American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix are affiliated companies by virtue of common ownership. The common stockholders include:

•
John N. Hatsopoulos, the Company’s Chief Executive Officer, who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.8% of that company’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 7% of that company’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of that company’s common stock.

•
Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 14.3% of that company’s common stock; (b) an investor in Ilios and holds 3.1% of that company’s common stock; (c) an investor in GlenRose Instruments and holds 15.7% of that company’s common stock; (d) an investor in Pharos and holds 24.4%  of that company’s common stock; and (e) an investor in Levitronix and holds 21.4% of that company’s common stock.

Additionally, the following related persons had or may have a direct or indirect material interest in our transactions with our affiliated companies:

•	Barry J. Sanders, who is: (a) the President and Chief Operating Officer of American DG Energy; (b) the Chief Executive Officer and a director of EuroSite Power; and (c) the Chairman of Ilios.

•
Anthony S. Loumidis, the Company’s former Vice President and Treasurer, who is: (a) the Chief Financial Officer, Secretary, and Treasurer of American DG Energy; (b) the Chief Financial Officer, Secretary, and Treasurer of EuroSite Power; (c) the Chief Financial Officer, Secretary, and Treasurer of GlenRose Instruments; and (d) the Treasurer of Ilios.

American DG Energy has sales representation rights to the Company’s products and services in New England. Revenue from sales of cogeneration and chiller systems, parts, and service to American DG Energy during the years ended December 31, 2012, 2011, and 2010, amounted to $3,795,666, $713,267, and $1,658,471, respectively.

On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell, and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England states, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement. American DG Energy has not yet sold any products under this agreement and, therefore, no amounts have been required to be paid.

On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of $200,000; the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000; and the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are John N. Hatsopoulos’s adult children. John N. Hatsopoulos disclaims beneficial ownership of any shares held by these trusts. The debentures accrue interest at a rate of 6% per annum and were due on September 24, 2007. The debentures are convertible, at the option of the holder, into shares of common stock at a conversion price of $1.20 per share.

On September 24, 2007, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the debenture term to September 24, 2011.

On May 11, 2009, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust converted a portion of the principal amount under the debentures held by each of them into shares of common stock of Ilios, the Company’s then newly-formed subsidiary, at a conversion price of $0.50 per share. Specifically, George N. Hatsopoulos converted principal in the amount of $109,033, together with accrued interest in the amount of $90,967, into 400,000 shares of Ilios common stock; the Nia Hatsopoulos Trust converted principal in the amount of $213,716, together with interest in the amount of $36,284, into 500,000 shares of Ilios common stock; and Nia Hatsopoulos Trust converted principal in the amount of $213,716, together with interest in the amount of $36,284, into 500,000 shares of Ilios common stock. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2009, Joseph J. Ritchie elected to convert the outstanding principal amount under the debenture held by him, $30,000, together with accrued interest of $14,433, into 37,028 shares of the Company’s common stock at a conversion price of $1.20 per share.

On September 24, 2011, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the term of the debentures to September 24, 2013 and requested that accrued interest in the aggregate amount of approximately $72,960 be converted into the Company’s common stock at $2.00 per share (which was the average price of the Company’s stock between September 24, 2001 and September 24, 2011). In connection with this, the Company issued 6,474 shares of common stock to George N. Hatsopoulos, 15,003 shares of common stock to the Nia Hatsopoulos Trust and 15,003, shares of common stock to the Alexander Hatsopoulos Trust.

On September 30, 2012, the remaining principal amount under the debentures held by the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, including the applicable accrued interest, was converted into 42,620 shares of common stock issued to each of the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust.

On September 10, 2008, the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of $250,000 and at an annual interest rate of 5%. On September 7, 2011, the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $750,000 and at an annual interest rate of 6%. On November 30, 2012, the Company entered into an additional demand note agreement with John N. Hatsopoulos in the principal amount of $300,000 at an annual interest rate of 6%. Unpaid principal and interest on the demand notes are due upon demand.

For additional disclosure on the Company’s debt see Note 7 – Demand notes payable and convertible debentures – related party.

John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 20% of his business time on the affairs of the Company; however, such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.

On January 1, 2006, the Company signed a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was amended on July 1, 2012. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company’s products and services in New England.

The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the years ended December 31, 2012, 2011, and 2010, the Company received $158,898, $185,596, and $196,466, respectively, from American DG Energy, Levitronix, and Alexandros Partners LLC. In addition, for the years ended December 31, 2012, 2011, and 2010, the Company received from the same companies, $101,218, $224,700, and $142,050, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.

The Company’s headquarters are located in Waltham, Massachusetts, and consist of 27,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.

Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the years ended December 31, 2012, 2011, and 2010 amounted to $3,795,666, $713,267, and $1,658,471, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of December 31, 2012, 2011, and 2010, the total amount due from American DG Energy was $70,811, $299,739, and $98,230, respectively.

See Note 16 - Subsequent events for additional related party disclosure.

Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements
Note 8 – Fair value measurements

The fair value topic of the FASB Accounting Standards Codification defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. We currently do not have any Level 1 financial assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. Level 2 inputs include quoted prices for identical assets or liabilities in non-active markets, quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for substantially the full-term of the asset or liability.

Level 3 - Unobservable inputs reflecting management’s own assumptions about the input used in pricing the asset or liability. We currently do not have any Level 3 financial assets or liabilities.

The Company’s financial instruments that are not recorded at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations, related party demand notes payable and related party convertible debentures. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature. At June 30, 2013, the carrying value on the consolidated balance sheet of the notes payable, convertible debentures and capital lease obligations approximates fair value based on current market rates for instruments with similar maturities adjusted for applicable credit risk, which are Level 2 inputs.

Note 14 – Fair value measurements

The Company has categorized its financial assets and liabilities, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement the instrument. The three levels of the hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. We currently do not have any Level 1 financial assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. Level 2 inputs include quoted prices for identical assets or liabilities in non-active markets, quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for substantially the full-term of the asset or liability.

Level 3 - Unobservable inputs reflecting management’s own assumptions about the input used in pricing the asset or liability. We currently do not have any Level 3 financial assets or liabilities.

The following table presents the input level used to determine the fair values of the Company’s financial instruments measured at fair value on a recurring basis for the years ended December 31, 2012, 2011, and 2010:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	181,859	—	181,859	—
Total Assets	$181,859	$—	$181,859	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	683,428	—	683,428	—
Total Assets	$683,428	$—	$683,428	$—

	December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	85,000	—	85,000	—
Total Assets	$85,000	$—	$85,000	$—

The Company determines the fair value of certificates of deposits using information provided by the issuing bank which includes discounted expected cash flow estimates using current market rates offered for deposits with similar remaining maturities. The Company has no assets or liabilities that are measured at fair value on a non-recurring basis.

Asset acquisition	6 Months Ended
Jun. 30, 2013
Asset Acquisition [Abstract]
Purchase Of Assets Tangible And Intangible

Note 9 - Asset acquisition

On January 9, 2013 the Company purchased certain assets, both tangible and intangible, required to manufacture the generator used in its  InVerde  product from Danotek Motion Technologies. The aggregate consideration paid by the Company was $497,500, of which  $17,400  represents the fair value of inventory and $199,530 represents the estimated fair value of property, plant and equipment which is depreciated over useful lives ranging from 5 to 8.5 years. The fair value of the property, plant and equipment was estimated utilizing a replacement cost method. In addition, $240,000 of the purchase consideration represents the fair value of identified intangible assets using a relief from royalty method with a useful life of fifteen years. The balance of  $40,870  is included in goodwill in the accompanying condensed consolidated balance sheet, which consists largely of economies of scale expected from combining the manufacturing of the generator into Tecogen's operations. Acquisition related costs were not material to the financial statements and were expensed as incurred to general and administrative expenses.

This transaction was accounted for under the purchase method of accounting in accordance with FASB ASC Topic 805,  Business Combinations. Under the purchase method of accounting, the total purchase price has been allocated to the net tangible and intangible assets acquired based on estimates of their values by the Company's management. There is one reporting unit within the Company.

Under the purchase method of accounting, an acquisition is recorded as of the closing date, reflecting the purchased assets, at their acquisition date fair values. Intangible assets that are identifiable are recognized separately from goodwill which is measured and recognized as the excess of the fair value, as a whole, over the net amount of the recognized identifiable assets acquired.

The purchase price has been allocated as follows:

Inventory	$17,400
Machinery and equipment	171,910
Computer equipment	22,070
Tooling	5,550
Developed technology	240,000
Goodwill	40,870
$497,800

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

A reconciliation of the federal statutory income tax provision to the Company’s actual provision for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Benefit at federal statutory tax rate	$680,000	$648,000	$185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$—	$—	$—

The components of net deferred tax assets recognized in the accompanying consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	2012	2011	2010
Net operating loss carryforwards	$3,380,000	$2,896,000	$2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	—
Inventory	130,000	139,000	—
Depreciation	94,000	184,000	13,000
	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$—	$—	$—

As of December 31, 2012, the company has federal loss carryforwards of approximately $8,500,000, which expire beginning in 2021 through 2032. In addition, the Company has varying amounts of state net operating losses, expiring at various dates starting in 2012 through 2032. The federal net operating losses include approximately $1,900,000 attributable to the Company’s majority-owned subsidiary, which can only be used against income of that entity.

Management has determined that it is more likely than not that the company will not recognize the benefits of the federal and state deferred tax assets and as a result has recorded a valuation allowance against the entire net deferred tax asset. The valuation allowance has increased by $496,000 during the year ended December 31, 2012. If the company should generate sustained future taxable income, against which these tax attributes may be recognized, some portion or all of the valuation allowance would be reversed.

The Company did not record a benefit for income taxes related to its operating losses for the years ended December 31, 2012, 2011, and 2010.

The Company has analyzed its current tax return compliance positions and has determined that no uncertain tax positions have been taken that would require recognition.

Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Note 11 – Subsequent events

The Company's common stock was split one-for-four in a reverse stock split effective July 22, 2013. The effect of this reverse stock split has been retroactively applied to per share data and common stock information.

On July 1, 2013 the Company entered into an Amendment to the Facilities, Support Services and Business Agreement, or the Amendment, with American DG Energy Inc., or American DG Energy. The Amendment renews the term of the Facilities, Support Services and Business Agreement between the Company and American DG Energy for a one year period, beginning on July 1, 2013.

On August 13, 2013 the Company amended its Revolving Line of Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer to increase the available borrowing amount to $1,500,000. In addition, the Company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014. As of August 29, 2013 the outstanding balance under the note was $1,150,000.

The Company has evaluated subsequent events through the date of this report and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.

Note 16 – Subsequent events

On January 9, 2013, the Company purchased the assets, both tangible and intangible, required to manufacture the permanent magnet generator (PMG) used in its InVerde product. Prior to this purchase of assets from a vendor, Danotek Motion Technologies, Inc. manufactured our PMG.

On March 14, 2013, the Company received a prepayment for future 2013 purchases of modules, parts and service from a related party in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances.

On March 25, 2013, the Company secured a working capital line of credit with John Hatsopoulos, the Company’s Chief Executive Officer, in the amount of $1 million.

The Company’s common stock was split one-for-four effective July 22, 2013. All per share data and common stock information have been restated to reflect this split. The par value of the Company’s common stock remains $0.001 per share.

The Company has evaluated subsequent events through the date of this prospectus and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.

Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements presented herein have been prepared by the Company, without audit, and, in the opinion of management, reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the interim periods presented. The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission, or the SEC, for reporting in this registration statement on Form S-1, or registration statement. Accordingly, certain information and footnote disclosures required for complete financial statements are not included herein. It is suggested that the accompanying unaudited condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes included elsewhere in this registration statement. The Company’s operating results for the six month period ended June 30, 2013 may not be indicative of the results expected for any succeeding interim periods or for the entire year ending December 31, 2013.

The accompanying unaudited consolidated balance sheets, statements of operations and statements of cash flows reflect all adjustments (consisting only of normal recurring items) which are, in the opinion of management, necessary for a fair presentation of financial position at June 30, 2013, and of operations and cash flows for the interim periods ended June 30, 2013 and 2012.

The results of operations for the interim periods ended June 30, 2013 are not necessarily indicative of the results to be expected for the year.

The accompanying consolidated financial statements include the accounts of the Company and its 63.7% owned subsidiary Ilios, whose business focus is on advanced heating systems for commercial and industrial applications.

The Company’s operations are comprised of one business segment. Our business is to manufacture and support highly efficient CHP products based on engines fueled by natural gas.

Principles of Consolidation and Basis of Presentation

The financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) to ensure financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC). The Company adopted the presentation requirements for noncontrolling interests required by ASC 810 Consolidation. Under ASC 810, earnings or losses attributed to the noncontrolling interests are reported as part of the consolidated earnings and not a separate component of income or expense. Noncontrolling interests in the net assets and operations of Ilios are reflected in the caption “Noncontrolling interest” in the accompanying consolidated financial statements. All intercompany transactions have been eliminated.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company's cash equivalents are placed with certain financial institutions and issuers. As of June 30, 2013, the Company had a balance of $19,817 in cash and cash equivalents and short-term investments that exceeded the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limit of $250,000.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash balances in bank accounts, which at times may exceed the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limits. The amount on deposit at December 31, 2012,  2011, and 2010 that exceeded the $250,000 federally insured limit was approximately $1,070,000, $3,200,000, and $1,167,000, respectively. The Company has not experienced any losses in such accounts and thus believes that it is not exposed to any significant credit risk on cash and cash equivalents.

There were no customers that represented more than 10% of revenues for the year ended December 31, 2011. The Company has one customer that represented 24.9% and 14.6% of revenues for the years ended December 31, 2012 and 2010, respectively. Included in trade accounts receivable are amounts from one customer that represents 16% and 17% of the trade accounts receivable balance as of December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents. The Company has cash balances in certain financial institutions in amounts which occasionally exceed current federal deposit insurance limits. The financial stability of these institutions is continually reviewed by senior management. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.
Cash and Cash Equivalents The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents.
Short-Term Investments
Short-Term Investments

Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits are recorded at fair value.

Short-Term Investments

Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits are recorded at fair value.

On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000 with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013, this letter of credit was cancelled and the certificate of deposit was released from restriction.

On June 13, 2011, the Southern California Gas Company entered into an agreement with the Company to invest $500,000 in the Company’s common stock. The agreement included certain stockholder rights and a redemption right whereby the investor may redeem the shares for cash until the earlier of the initiation of a public offering of the Company by filing a registration statement with the SEC or 5 years. A letter of credit, secured by a Certificate of Deposit, for the amount of the investment has been put in place to satisfy the contingency of the redemption right. The Certificate of Deposit is classified as a short-term investment in the accompanying balance sheet. Since the Company filed a registration statement with the Securities and Exchange Commission on December 23, 2011, the redemption right is no longer valid. The Certificate of Deposit was converted to cash in 2012.

Accounts Receivable
Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At June 30, 2013 and December 31, 2012 the allowance for doubtful accounts was $119,700 and $154,400, respectively.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At December 31, 2012 and 2011, the allowance for doubtful accounts was $154,400 and  $96,800, respectively.

Inventory
Inventory

Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or net realizable value. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.

Inventory

Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or net realizable value. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to fifteen years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to seven years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.

Intangible Assets
Intangible Assets

Intangible assets subject to amortization include costs incurred by the Company to acquire developed technology discussed in Note 9, product certifications and certain patent costs. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.

Intangible Assets

Intangible assets subject to amortization include costs incurred by the Company to acquire product certifications and certain patent costs. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.

Goodwill
Goodwill

The Company's goodwill was recorded as a result of the Company's asset acquisition discussed in Note 9. The Company has recorded this transaction using the acquisition method of accounting. The Company tests its recorded goodwill for impairment on an annual basis, or more often if indicators of potential impairment exist, by determining if the carrying value of the Company's single reporting unit exceeds its estimated fair value. Factors that could trigger an interim impairment test include, but are not limited to, under performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the Company's overall business, significant negative industry or economic trends and a sustained period where market capitalization, plus an appropriate control premium, is less than stockholders' equity. During the first six months of 2013 the Company determined that no interim impairment test was necessary. Goodwill will be assessed for impairment at least annually or when there are indicators of potential impairment.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. Management determined that no impairment of long-lived assets existed as of June 30, 2013.

Loss per Common Share
Loss per Common Share

The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of Common Stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive Common Stock equivalents when the exercise/conversion price is less than the average market price of our Common Stock for the period.

Loss per Common Share

The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of common stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive common stock equivalents when the exercise/conversion price is less than the average market price of our common stock for the period. All shares issuable for the years ended December 31, 2012,  2011, and 2010 were anti-dilutive because of the reported net loss.

Comprehensive Income, Policy	Other Comprehensive Net Loss The comprehensive net loss for the three and six month periods ended June 30, 2013 and 2012 does not differ from the reported loss.	Other Comprehensive Net Loss The comprehensive net loss for the years ended December 31, 2012, 2011, and 2010 does not differ from the reported loss.
Segment Information

Segment Information

The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company's reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment which manufactures and supports highly efficient CHP products based on engines fueled by natural gas.

The following table summarizes net revenue by product line and services for the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30 2013	June 30 2012
Products:
Cogeneration	$457,486	$637,420	$1,735,642	$1,219,670
Chiller	350,368	710,299	1,124,877	1,617,756
Total Product Revenue	807,854	1,347,719	2,860,519	2,837,426

Services	1,995,606	2,037,181	3,989,259	3,800,002
	$2,803,460	$3,384,900	$6,849,778	$6,637,428

Segment Information

The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company’s reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment, which is the manufacture and support of highly efficient CHP products based on engines fueled by natural gas.

The following table summarizes net revenue by product line and services for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Products:
Cogeneration	$5,791,412	$2,737,161	$4,977,595
Chiller	1,661,810	1,831,952	566,010
Total Product Revenue	7,453,222	4,569,113	5,543,605

Services	7,800,750	6,496,097	5,767,624
	$15,253,972	$11,065,210	$11,311,229

Income Taxes
Income Taxes

The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.

The Company follows the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.

The Company has adopted the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance. See Note 15 – Income taxes.

With few exceptions, the Company is no longer subject to possible income tax examinations by federal, state, or local taxing authorities for tax years before 2009, with the exception of loss carryforwards in the event they are utilized in future years.

The Company’s tax returns are open to adjustment from 2001 forward because the Company has loss carryforwards from those years, which may be adjusted in the year those losses are utilized.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s financial instruments are cash and cash equivalents, certificates of deposit, accounts receivable, accounts payable, capital lease obligations, and notes due from related party convertible debentures. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature. At December 31, 2012, the current value on the consolidated balance sheet of the debentures and capital lease obligations approximates fair value as the terms approximate those available for similar instruments. Certificates of deposit classified as short-term investments are recorded at fair value.

Revenue Recognition
Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.

Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by them, and no additional performance obligations exist by the Company.  For these transactions, the finished goods are segregated from inventory and normal billing and credit terms are granted.  For the six months ended June 30, 2013 and 2012 no revenues were recorded as bill and hold transactions.

For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25,  Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and if the arrangement includes a general right of return related to the delivered item and delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting”. The Company allocates the total arrangement consideration to each unit of accounting using the relative fair value method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.

When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Based on the fact that the Company sells each deliverable to other customers on a stand-alone basis, the Company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.

After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped and services are recognized over the term of the applicable agreement, or as provided when on a time and materials basis.

In some cases, our customers may choose to have the Company engineer and install the system for them rather than simply purchase the cogeneration and/or chiller units. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, regardless of the percentage of completion. During the six months ended June 30, 2013 a loss of approximately $300,000 was recorded. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings is recorded as deferred revenue.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.

Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by the buyer, and the Company has no additional performance obligations.  For these transactions, the finished goods are segregated from inventory and normal billing and credit terms are granted.  For the years ended December 31, 2012, 2011, and 2010, no revenues were recorded as bill and hold transactions.

For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and if the arrangement includes a general right of return related to the delivered item and delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting.” The Company allocates the total arrangement consideration to each unit of accounting using the relative fair value method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.

When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Because the Company sells each deliverable to other customers on a stand-alone basis, the company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.

After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped. Services are recognized over the term of the applicable agreement, or as provided, when on a time and materials basis.

In some cases, our customers may choose to have the Company provide turnkey services for them rather than simply purchasing the cogeneration and/or chiller units. Turnkey services include site engineering, construction, electrical, plumbing and installation services. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting and is included in service revenue in the consolidated statement of operations. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, regardless of the percentage of completion. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings are recorded as deferred revenue.

Sales Taxes
Presentation of Sales Taxes

The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Presentation of Sales Taxes

The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Shipping and Handling Costs	Shipping and Handling Costs The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.	Shipping and Handling Costs The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.
Advertising Costs	Advertising Costs The Company expenses the costs of advertising as incurred. For the six months ended June 30, 2013 and 2012, advertising expense was approximately $42,000 and $70,000, respectively.
Advertising Costs

The Company expenses the costs of advertising as incurred. For the years ended December 31, 2012, 2011, and 2010, advertising expense was approximately $187,500, $86,700, and $14,900, respectively.

Research and Development Costs
 Research and Development Costs/Grants

Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget, with 10% retainage held to the end of the contract period. For the six months ended June 30, 2013 and 2012, amounts received were $106,000 and $81,500, respectively, which offset the Company’s total research and development expenditures for each of the respective periods. As of June 30, 2013 and December 31, 2012, retainage receivable was $109,221 and $154,700, respectively.

Research and Development Costs

Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget. Amounts received totaled $126,500, $239,000, and $917,000 in fiscal years 2012,  2011, and 2010, respectively, which offset the Company’s total R&D expenditures for each of the respective years.

Stock-Based Compensation
Stock-Based Compensation

Stock based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense in the consolidated statements of operations over the requisite service period. The fair value of stock options granted is estimated using the Black-Scholes option pricing valuation model. The Company recognizes compensation on a straight-line basis for each separately vesting portion of the option award. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company is not actively traded, the Company considered the sales price of the Common Stock in private placements to unrelated third parties as a measure of the fair value of its Common Stock. The average expected life is estimated using the simplified method for “plain vanilla” options. The simplified method determines the expected life in years based on the vesting period and contractual terms as set forth when the award is made. The Company uses the simplified method for awards of stock-based compensation since it does not have the necessary historical exercise and forfeiture data to determine an expected life for stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. When options are exercised the Company normally issues new shares (see “Note 4 – Stock-based compensation”.)

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the statements of operations over the requisite service period.

Pursuant to ASC 505-50, Equity Based Payments to Non-Employees, the fair value of restricted common stock and stock options issued to non-employees is revalued at each reporting period until the ultimate measurement date, as defined by ASC 505-50. The Company records the value of the instruments at the time services are provided and the instruments vest. Accordingly, the ultimate expense is not fixed until such instruments are fully vested.

The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company was not publicly traded when the awards were issued, the Company considered the sales price of the common stock in private placements to unrelated third parties as a measure of the fair value of its common stock.

The Company utilizes an estimated forfeiture rate when calculating the expense for the period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense recognized is based on awards that are ultimately expected to vest. The Company evaluates the assumptions used to value awards regularly and if factors change and different assumptions are employed, stock-based compensation expense may differ significantly from what has been recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase, or cancel any remaining unearned stock-based compensation expense.

Consolidation, Subsidiary Stock Issuances, Policy [Policy Text Block]
Common Stock Subscriptions

Outstanding proceeds for common stock transaction appear as common stock subscriptions in the accompanying consolidated balance sheets and consolidated statements of changes in stockholders’ equity until received.

Reclassification, Policy [Policy Text Block]		Reclassifications Certain prior period balances have been reclassified to conform with current period presentation.

Description of business and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Net Revenue by Product Line and Services

The following table summarizes net revenue by product line and services for the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30 2013	June 30 2012
Products:
Cogeneration	$457,486	$637,420	$1,735,642	$1,219,670
Chiller	350,368	710,299	1,124,877	1,617,756
Total Product Revenue	807,854	1,347,719	2,860,519	2,837,426

Services	1,995,606	2,037,181	3,989,259	3,800,002
	$2,803,460	$3,384,900	$6,849,778	$6,637,428

The following table summarizes net revenue by product line and services for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Products:
Cogeneration	$5,791,412	$2,737,161	$4,977,595
Chiller	1,661,810	1,831,952	566,010
Total Product Revenue	7,453,222	4,569,113	5,543,605

Services	7,800,750	6,496,097	5,767,624
	$15,253,972	$11,065,210	$11,311,229

Loss per common share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share, Basic and Diluted

Basic and diluted loss per share for the three and six month periods ended June 30, 2013 and 2012, respectively, were as follows:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30, 2013	June 30, 2012
Loss available to stockholders	$(1,090,480)	$(396,973)	$(1,950,873)	$(835,286)

Weighted average shares outstanding - Basic and diluted	13,205,476	13,114,604	13,209,165	13,064,879
Basic and diluted loss per share	$(0.08)	$(0.03)	$(0.15)	$(0.06)

Anti-dilutive shares underlying stock options outstanding	1,134,000	1,095,250	1,134,000	1,095,250
Anti-dilutive convertible debentures	75,806	159,139	75,806	159,139

Basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	2012	2011	2010
Loss available to stockholders	$(1,636,957)	$(1,574,501)	$(355,308)

Weighted average shares outstanding - Basic and diluted	13,135,072	12,052,914	11,470,658
Basic and diluted loss per share	$(0.12)	$(0.13)	$(0.03)

Anti-dilutive shares underlying stock options outstanding	1,096,500	1,095,250	620,000
Anti-dilutive shares underlying convertible debentures	75,806	159,140	159,140

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventory

Inventories at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Gross raw materials	$3,574,620	$2,701,496
Less - reserves	(332,000)	(358,800)
Net raw materials	3,242,620	2,342,696
Work-in-process	114,002	119,640
Finished goods	—	106,650
	$3,356,622	$2,568,986

Intangible assets other than goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

As of  June 30, 2013  the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$355,961	$29,192
Product certifications	290,660	69,399
Developed technology	240,000	4,000
	$886,621	$102,591

The Company capitalized $17,314 and $22,036 of product certification costs during the years ended December 31, 2012 and 2011, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated products, which range from approximately 7 to 10 years. The Company capitalized $146,981 and $16,712of patent-related costs during the years ended December 31, 2012 and 2011, respectively. Intangible assets at December 31, 2012 and 2011 consist of the following:

	Product Certifications	Patents	Total
Balance at December 31, 2012
Intangible assets	$235,482	$214,883	$450,365
Less - accumulated amortization	(57,798)	(20,547)	(78,345)
	$177,684	$194,336	$372,020
Balance at December 31, 2011
Intangible assets	$218,168	$67,902	$286,070
Less - accumulated amortization	(38,254)	(6,195)	(44,449)
	$179,914	$61,707	$241,621

Schedule of Estimated Future Amortization Expense

Estimated future annual amortization expense related to the intangible assets is as follows:
2,013	$29,450
2,014	94,640
2,015	94,640
2,016	94,640
2,017	94,640
Thereafter	376,020
$784,030

Amortization expense was $33,896, $23,992, and $11,309 during the years ended December 31, 2012, 2011, and 2010, respectively. Estimated amortization expense at December 31 for each of the five succeeding years is as follows:

2013	$39,879
2014	54,246
2015	54,246
2016	54,246
2017	54,246
Thereafter	115,157
$372,020

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment at December 31, 2012 and 2011 consisted of the following:

	Estimated Useful Life (in Years)	2012	2011
Machinery and equipment	5 - 7 years	$478,290	$355,985
Furniture and fixtures	5 years	54,058	48,157
Computer software	3 - 5 years	56,935	46,355
Leasehold improvements	*	326,366	245,441
		915,649	695,938
Less - accumulated depreciation and amortization		(480,037)	(310,159)
Net property, plant and equipment		$435,612	$385,779

* Lesser of estimated useful life of asset or lease term

Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

 Future minimum lease payments under all non-cancelable operating leases as of June 30, 2013 consist of the following:

Years Ending December 31,	Amount
2013	$298,702
2014	579,495
2015	535,349
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,631,846

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2012, consist of the following:

Years Ending December 31,	Amount
2013	$584,442
2014	557,993
2015	526,690
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,887,425

Product warranty (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Schedule of Product Warranty Reserve

Changes in the Company’s warranty reserve were as follows:

Warranty reserve, December 31, 2010	$82,600
Warranty provision for units sold	42,847
Costs of warranty incurred	(72,447)
Warranty reserve, December 31, 2010	$53,000
Warranty provision for units sold	76,637
Costs of warranty incurred	(72,637)
Warranty reserve, December 31, 2011	57,000
Warranty provision for units sold	160,684
Costs of warranty incurred	(127,484)
Warranty reserve, December 31, 2012	$90,200

Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

Stock option activity for the six months ended June 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	37,500	3.20	3.20	—	—
Exercised	—	—	—	—	—
Canceled and forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding, June 30, 2013	1,134,000	$0.12-$3.20	$2.00	4.19 years	$1,356,400
Exercisable, June 30, 2013	812,313		$1.72		$1,201,075
Vested and expected to vest, June 30, 2013	1,134,000		$2.00		$1,356,400

Stock option activity for the year ended December 31, 2012, 2011, and 2010, was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	595,000	$0.12-$2.00	$1.28	4.27 years	$793,500
Granted	25,000	$2.60	$2.60
Exercised
Canceled and forfeited
Repurchased
Expired
Outstanding, December 31, 2010	620,000	$0.12-$2.60	$1.20	3.30 years	$793,500
Exercisable, December 31, 2010	307,500		$1.12		$451,000
Vested and expected to vest, December 31, 2010	620,000		$1.20		$793,500

Outstanding, December 31, 2010	620,000	$0.12-$2.60	$1.28	3.30 years	$793,500
Granted	511,500	$2.60-$2.80	$2.60
Exercised	—	—	—
Canceled and forfeited	—	—	—
Repurchased	(12,500)	$1.00	$1.00
Expired	(23,750)	$1.20-$2.60	$1.48
Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Exercisable, December 31, 2011	418,438		$1.24		$815,125
Vested and expected to vest, December 31, 2011	1,025,250		$1.92		$1,387,150

Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	$3.20	$3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	$1.20-$2.60	$1.28
Expired	(313)	$2.60	$2.60

Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225

Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing

The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Stock option awards:
Expected life	6.25 years	6.25 years	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility	35.9%-36.0%	33.8%-35.5%	33.3%

Schedule of Restricted Stock Activity

Restricted stock activity for the six months ended June 30, 2013 as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	399,070	$1.44
Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, June 30, 2013	361,570	$1.31

Restricted stock activity for the years ended December 31, 2012 and 2011 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value

Unvested, December 31, 2009	414,106	$1.24
Granted	19,211	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	433,317	$1.28

Unvested, December 31, 2010	433,317	$1.28
Granted	50,000	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	483,317	$1.44

Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247)	1.36
Unvested, December 31, 2012	399,070	$1.44

Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

Stock option activity relating to Ilios for the six months ended June 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, June 30, 2013	575,000	$0.10-$0.50	$0.29	7.19 years	$120,000
Exercisable, June 30, 2013	56,250		$0.50		$—
Vested and expected to vest, June 30, 2013	575,000		$0.29		$120,000

Stock option activity relating to Ilios for the year ended December 31, 2012, 2011, and 2010 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2010	300,000	$0.10	$0.10	8.34 years	$120,000
Exercisable, December 31, 2010	—		$—		$—
Vested and expected to vest, December 31, 2010	300,000		$0.10		$120,000

Outstanding, December 31, 2010	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	225,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Exercisable, December 31, 2011	—		$—		$—
Vested and expected to vest, December 31, 2011	525,000		$0.27		$120,000

Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Granted	50,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Exercisable, December 31, 2012	—		$0.50		$—
Vested and expected to vest, December 31, 2012	575,000		$0.29		$120,000

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing

For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 and 2011 are as follows:

	2012	2011
Stock option awards:
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.1%	34.2%

Schedule of Restricted Stock Activity

Restricted stock activity for the Ilios awards, for the six months ended June 30, 2013 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	510,000	$0.26
Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, June 30, 2013	310,000	$0.10

Restricted stock activity for the Ilios awards, for the years ended December 31, 2012, 2011, and 2010 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	360,000	$0.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	360,000	$0.10

Unvested, December 31, 2010	360,000	$0.10
Granted	200,000	0.50
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	560,000	$0.24

Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.26

Noncontrolling interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Abstract]
Net loss attributable to Tecogen Inc. and Transfers (to) from the Noncontrolling Interest

The table below presents the changes in equity resulting from net loss attributable to Tecogen and transfers to or from noncontrolling interests for the six months ended June 30, 2013 and 2012.

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Six months ended June 30,

	2013	2012
Net loss attributable to Tecogen Inc.	$(1,950,873)	$(835,286)
Transfers (to) from the noncontrolling interest
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	—	289,606

Net transfers to noncontrolling interest	—	289,606
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,950,873)	$(545,680)

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Years ended December 31,

	2012	2011	2010
Net loss attributable to Tecogen Inc.	$(1,636,957)	$(1,574,501)	$(355,308)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen’s paid-in capital for purchase of 1,000,000 and 1,500,000 Ilios common shares in 2012 and 2011, respectively	(174,958)	(261,174)
Increase in Tecogen’s paid-in capital upon the sale of 1,000,000 Ilios common shares	289,606

Net transfers to noncontrolling interest	114,648	(261,174)	–
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,522,309)	$(1,835,675)	$(355,308)

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the input level used to determine the fair values of the Company’s financial instruments measured at fair value on a recurring basis for the years ended December 31, 2012, 2011, and 2010:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	181,859	—	181,859	—
Total Assets	$181,859	$—	$181,859	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	683,428	—	683,428	—
Total Assets	$683,428	$—	$683,428	$—

	December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	85,000	—	85,000	—
Total Assets	$85,000	$—	$85,000	$—

Asset acquisition (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule Of Purchase Price Allocation 1

The purchase price has been allocated as follows:
Inventory	$17,400
Machinery and equipment	171,910
Computer equipment	22,070
Tooling	5,550
Developed technology	240,000
Goodwill	40,870
$497,800

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Provision To Company's Actual Provision
A reconciliation of the federal statutory income tax provision to the Company’s actual provision for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Benefit at federal statutory tax rate	$680,000	$648,000	$185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$—	$—	$—

Schedule of Deferred Tax Assets

The components of net deferred tax assets recognized in the accompanying consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	2012	2011	2010
Net operating loss carryforwards	$3,380,000	$2,896,000	$2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	—
Inventory	130,000	139,000	—
Depreciation	94,000	184,000	13,000
	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$—	$—	$—

Nature of business and operations (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended							0 Months Ended				0 Months Ended
	May 11, 2009	Jun. 30, 2013	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012 Scenario, Forecast [Member]	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of Principal Amount [Member] Convertible Unsecured Debt [Member]	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) Scenario, Forecast [Member]	Dec. 28, 2012 Ilios	May 11, 2009 Ilios Number	May 04, 2009 Ilios	Jun. 30, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2010 Ilios	Jan. 19, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Jun. 30, 2013 Ilios Private placement to accredited investors	Dec. 31, 2012 Ilios Private placement to accredited investors	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen	Jun. 30, 2013 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2011 Ilios Private placement to Tecogen
Sale of Stock By Subsidiary [Line Items]
Investment in subsidiary										$ 8,400
Number of shares of subsidiary common stock received by the Company						427,432				8,400,000
Number of shares of subsidiary common stock sold by the Company									1,400,000
Subsidiary common stock sold by the Company, price in usd per share									$ 0.5
Number of stockholders who purchased the subsidiary shares									2
Extinguishment of demand notes payable, convertible debentures and accrued interest	700,000
Subsidiary sale of stock, shares															1,000,000	2,710,000			1,000,000	1,000,000	500,000
Subsidiary sale of stock, price in usd per share				$ 0.5												$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Proceeds received by subsidiary for issuance of stock								500,000							500,000	1,352,500			500,000	500,000	250,000
The Company's ownership percentage in subsidiary			65.00%								65.00%	65.00%	67.40%	63.00%
Number of Operating Segments		1	1
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000
Line of Credit Facility, Interest Rate During Period					1.50%
Line of Credit Facility, Expiration Date					Mar 31, 2014

Summary of significant accounting policies - Additional Information (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Cash insured	$ 250,000		$ 250,000
Cash balances in bank accounts, uninsured amount			1,070,000	3,200,000	1,167,000
Short-term investments minimum maturity			3 months
Short-term investments maximum maturity			1 year
Allowance for doubtful accounts	119,700		154,400	96,800
Advertising expense	42,000	70,000	187,500	86,700	14,900
Research and development costs reimbursed by government agencies	106,000	81,500	126,500	239,000	917,000
Noncontrolling Interest, Ownership Percentage by Parent			65.00%
Loss on Contracts	300,000
Cash Equivalents, at Carrying Value	19,817
Research And Development Arrangements With Government Agencies, Retainage Receivable	109,221		154,700
Number of Operating Segments	1		1
segment [Member]
Debt Instrument [Line Items]
Allowance for doubtful accounts	119,700		154,400
Research And Development Arrangements With Government Agencies, Retainage Receivable	$ 109,221
Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	65.00%		65.00%	67.40%	63.00%
Restricted stock | Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	63.70%

Summary of significant accounting policies - Concentration of Credit Risk (Details) (Customer concentration risk)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	1	0	1
Concentration risk, percentage	24.90%	10.00%	14.60%
Trade accounts receivable
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	1	1
Concentration risk, percentage	16.00%	17.00%

Summary of significant accounting policies - Agreement with Digital Energy Corp. (Details) (Financial guarantee, USD $)	Oct. 26, 2011
Financial guarantee
Guarantor Obligations [Line Items]
Letter of credit outstanding	$ 180,000
Certificate of deposit securing letter of credit	180,000
Promissory note receivable amount	$ 180,000
Promissory note receivable, stated interest rate	6.00%

Summary of significant accounting policies - Agreement with Southern California Gas Company (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 13, 2011 Common stock
Class of Stock [Line Items]
Redeemable common stock	$ 0	$ 0	$ 0	$ 500,000
Redeemable common stock, redemption right maximum period				5 years

Summary of significant accounting policies - Property, Plant and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15 years	7 years

Summary of significant accounting policies - Revenue by Product Line and Services (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue by Producks and Services [Line Items]
Products	$ 807,854	$ 1,347,719	$ 2,860,519	$ 2,837,426	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	1,995,606	2,037,181	3,989,259	3,800,002	7,800,750	6,496,097	5,767,624
Total revenues	2,803,460	3,384,900	6,849,778	6,637,428	15,253,972	11,065,210	11,311,229
Cogeneration
Revenue by Producks and Services [Line Items]
Products	457,486	637,420	1,735,642	1,219,670	5,791,412	2,737,161	4,977,595
Chiller
Revenue by Producks and Services [Line Items]
Products	$ 350,368	$ 710,299	$ 1,124,877	$ 1,617,756	$ 1,661,810	$ 1,831,952	$ 566,010

Loss per common share - Schedule of Loss Per Common Share, Basic and Diluted (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss available to stockholders (in dollars)	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Weighted average shares outstanding - Basic and diluted (in shares)	13,205,476	13,114,604	13,209,165	13,064,879	13,135,071	12,052,914	11,470,658
Basic and diluted loss per share (in dollars per share)	$ (0.08)	$ (0.03)	$ (0.15)	$ (0.06)	$ (0.12)	$ (0.13)	$ (0.03)
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,134,000	1,095,250	1,134,000	1,095,250	1,096,500	1,095,250	620,000
Convertible Debenture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	75,806	159,139	75,806	159,139	75,806	159,140	159,140

Inventory - Summary of Inventory (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Gross raw materials		$ 3,574,620	$ 2,701,496
Less - reserves		(332,000)	(358,800)
Net raw materials		3,242,620	2,342,696
Work-in-process		114,002	119,640
Finished goods		0	106,650
Inventory, Net	$ 3,730,668	$ 3,356,622	$ 2,568,986

Intangible assets other than goodwill - Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life	15 years
Amortization expense	$ 24,247	$ 33,896	$ 23,992	$ 11,309
Product Certifications
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired		17,314	22,036
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired		$ 146,981	$ 16,712
Patents | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life		7 years
Patents | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life		10 years

Intangible assets other than goodwill - Schedule of Finite-Lived Intangible Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 886,621	$ 450,365	$ 286,070
Finite-Lived Intangible Assets, Accumulated Amortization	102,591	(78,345)	(44,449)
Intangible assets, net	784,030	372,020	241,621
Patents
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	355,961	214,883	67,902
Finite-Lived Intangible Assets, Accumulated Amortization	29,192	(20,547)	(6,195)
Intangible assets, net		194,336	61,707
Product Certifications
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	290,660	235,482	218,168
Finite-Lived Intangible Assets, Accumulated Amortization	69,399	(57,798)	(38,254)
Intangible assets, net		177,684	179,914
Developed Technology Rights [Member]
Schedule of Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	240,000
Finite-Lived Intangible Assets, Accumulated Amortization	$ 4,000

Intangible assets other than goodwill - Schedule of Estimated Future Amortization Expense (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2014	$ 29,450	$ 39,879
2014	94,640	54,246
2015	94,640	54,246
2016	94,640	54,246
2017	94,640	54,246
Thereafter	376,020	115,157
Intangible assets, net	$ 784,030	$ 372,020	$ 241,621

Property and equipment - Summary of Property and Equipment (Details) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Machinery and Equipment	Dec. 31, 2011 Machinery and Equipment	Jun. 30, 2013 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Minimum	Jun. 30, 2013 Machinery and Equipment Maximum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2011 Furniture and Fixtures	Dec. 31, 2012 Computer Software	Dec. 31, 2011 Computer Software	Dec. 31, 2012 Computer Software Minimum	Dec. 31, 2012 Computer Software Maximum	Dec. 31, 2012 Leasehold improvements		Dec. 31, 2011 Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 915,649	$ 695,938							$ 478,290	$ 355,985					$ 54,058	$ 48,157	$ 56,935	$ 46,355			$ 326,366	[1]	$ 245,441	[1]
Less: accumulated depreciation and amortization	(480,037)	(310,159)
Net property, plant and equipment	435,612	385,779		649,309
Useful life					3 years	3 years	15 years	7 years			5 years	5 years	8 years 6 months	7 years	5 years				3 years	5 years
Depreciation and Amortization	$ 169,878	$ 134,295	$ 77,346

[1]	Lesser of estimated useful life of asset or lease term.

Demand notes payable, convertible debentures and credit agreement - related party (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 11, 2009 Ilios	May 11, 2009 Director and Chief Executive Officer	May 11, 2009 Director and Chief Executive Officer Ilios	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2011 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2001 Chief Executive Officer (John N. Hatsopoulos)	Jun. 30, 2013 Demand notes Minimum	Dec. 31, 2012 Demand notes Minimum	Jun. 30, 2013 Demand notes Maximum	Dec. 31, 2011 Demand notes Maximum	May 11, 2009 Demand notes Director and Chief Executive Officer	Nov. 30, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 07, 2011 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 10, 2008 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Sep. 30, 2012 Convertible debentures Common stock	Jun. 30, 2013 Convertible debentures Common stock	Dec. 31, 2012 Convertible debentures Common stock	Dec. 31, 2011 Convertible debentures Common stock	Dec. 31, 2010 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	May 11, 2009 Convertible debentures Director and Chief Executive Officer	Jun. 30, 2013 Convertible debentures Director and Chief Executive Officer	Dec. 31, 2012 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2001 Convertible debentures Director and Chief Executive Officer	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Common stock	Sep. 24, 2011 Convertible debentures Director and Chief Executive Officer Conversion of accrued interest	Sep. 24, 2001 Convertible debentures Member of board of directors	May 11, 2009 Convertible debentures Member of board of directors Common stock	May 11, 2009 Convertible debentures Member of board of directors Conversion of principal amount	Sep. 24, 2011 Convertible debentures Member of board of directors Conversion of accrued interest	May 11, 2009 Convertible debentures Member of board of directors Conversion of accrued interest	Sep. 24, 2011 Convertible debentures Chief Executive Officer (John N. Hatsopoulos)	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Common stock	May 11, 2009 Convertible debentures Chief Executive Officer (John N. Hatsopoulos) Conversion of accrued interest
Debt Instrument [Line Items]
Demand notes payable, related party, current	$ 1,337,500	$ 1,337,500	$ 1,037,500						$ 1,300,000	$ 1,300,000	$ 1,000,000	$ 50,000
Principal amount																		300,000	750,000	250,000												330,000			200,000					100,000
Related party debt, stated interest rate									1.50%				5.00%	5.00%	6.00%	6.00%		6.00%	6.00%	5.00%									6.00%	6.00%
Debentures accrued interest, first payment from issuance date																													6 years
Conversion price in usd per share																													$ 1.2	$ 1.2	$ 2		$ 2								$ 0.5
Number of shares of subsidiary common stock sold by the Company					1,400,000		1,400,000
Subsidiary common stock sold by the Company, price in usd per share					$ 0.5		$ 0.5
Extinguishment of debt, principal amount																	427,432											109,033
Extinguishment of debt, accrued interest						163,535
Debt conversion, amount converted																										100,000	6,100							72,960			109,033	72,960	90,967			72,568
Debt conversion, number of shares issued								1,000,000	6,474												85,240															500,000					1,000,000
Common stock issuable upon conversion																						75,806	75,806	159,140	159,140
Convertible debentures, related party, current	90,967	90,967	0	190,967
Line of Credit Facility, Maximum Borrowing Capacity								$ 1,000,000		$ 1,500,000

Commitments and contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Office space and warehouse facilities	Jun. 30, 2012 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Dec. 31, 2012 Service vehicle Number	Dec. 31, 2011 Service vehicle	Dec. 31, 2010 Service vehicle	Jan. 31, 2012 Service vehicle Number
Operating Leased Assets [Line Items]
Rent expense, gross	$ 244,153	$ 97,174	$ 595,851	$ 579,836	$ 535,092
Rent expense, sublease rent offset			173,898	185,596	196,466
Rent expense, net			$ 421,953	$ 394,240	$ 338,626	$ 387	$ 4,639	$ 4,639
Number of operating leased assets						1			1

Commitments and contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Future minimum lease payments under all non-cancelable operating leases
2013	$ 298,702	$ 584,442
2014	579,495	557,993
2015	535,349	526,690
2016	485,040	485,040
2017	491,920	491,920
2018 and thereafter	3,241,340	3,241,340
Total	$ 5,631,846	$ 5,887,425

Commitments and contingencies - Agreement with Digital Energy Corp. (Details) (Financial guarantee, USD $)	Oct. 26, 2011
Financial guarantee
Guarantor Obligations [Line Items]
Letter of credit outstanding	$ 180,000
Certificate of deposit securing letter of credit	180,000
Promissory note receivable amount	$ 180,000
Promissory note receivable, stated interest rate	6.00%

Product warranty - Schedule of Product Warranty Reserve (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Product Warranty Reserve [Roll Forward]
Warranty reserve, beginning balance	$ 57,000	$ 53,000	$ 82,600
Warranty provision for units sold	160,684	76,637	42,847
Costs of warranty incurred	(127,484)	(72,637)	(72,447)
Warranty reserve, ending balance	$ 90,200	$ 57,000	$ 53,000

Stock-based compensation - Common Stock and Receivable from Shareholder (Details) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 07, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 03, 2010	Dec. 31, 2010 Warrant [Member]	Jun. 13, 2011 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock
Class of Stock [Line Items]
Shares of common stock issued in private placements									212,500	1,179,230	465,866
Private placements, price in usd per share									$ 3.2	$ 2.6	$ 2.6
Net cash proceeds from private placements									$ 680,000	$ 3,610,993	$ 1,211,249
Redeemable common stock		0	0		0			500,000
Redeemable common stock, redemption right maximum period								5 years
Common stock, shares outstanding		13,611,974	13,498,471	12,232,762	13,574,474
Promissory note to investor		0	345,000			345,000
Promissory note to investor, interest rate margin on Bank Prime Rate						3.00%
Promissory note to investor, shares held as collateral						287,500
Promissory note to investor, repaid with cash	105,000	105,000	0	0
Options repurchased from consultant, fair value in usd per share	100,000
Promissory note to investor, repaid with return of shares, price in usd per share	$ 2.4
Granted (shares)							118,750
Proceeds from Warrant Exercises		$ 0	$ 0	$ 142,500			$ 142,500
Warrant expired							6,250

Stock-based compensation - Stock-Based Compensation (Details) (USD $)	6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended														12 Months Ended						6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 10, 2011 Tecogen	Jun. 30, 2013 Tecogen	Dec. 31, 2012 Tecogen	Dec. 31, 2011 Tecogen	Dec. 31, 2010 Tecogen	Dec. 31, 2011 Tecogen Exercise price $2.60 per share	Dec. 31, 2010 Tecogen Exercise price $2.60 per share	Dec. 31, 2011 Tecogen Exercise price $2.80 per share	Dec. 31, 2012 Tecogen Exercise price $3.20 per share	Dec. 31, 2012 Tecogen Stock options	Dec. 31, 2011 Tecogen Stock options	Dec. 31, 2010 Tecogen Stock options	Dec. 31, 2012 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock	Dec. 31, 2010 Tecogen Restricted stock	Dec. 31, 2009 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock Six months after an initial public offering	Jun. 30, 2013 Tecogen Amended Plan Stock options	Dec. 31, 2012 Tecogen Amended Plan Stock options	Dec. 31, 2011 Tecogen Amended Plan Stock options	Dec. 31, 2010 Tecogen Amended Plan Stock options	Dec. 31, 2006 Tecogen Amended Plan Stock options	Jun. 30, 2013 Ilois	Dec. 31, 2012 Ilois	Dec. 31, 2011 Ilois	Dec. 31, 2010 Ilois	Jun. 30, 2013 Ilois Restricted stock	Dec. 31, 2012 Ilois Restricted stock	Dec. 31, 2011 Ilois Restricted stock	Dec. 31, 2010 Ilois Restricted stock	Dec. 31, 2009 Ilois Restricted stock	Dec. 31, 2011 Ilois Restricted stock 180 days after an initial public offering of Ilios	Dec. 31, 2011 Ilois Restricted stock 3 years after initial public offering of Ilios	Jun. 30, 2013 Ilois 2009 Plan	Dec. 31, 2012 Ilois 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance																					1,838,750	1,838,750			1,000,000
Number of shares remaining available for future issuance																					97,683	135,183	161,433	721,683
Maximum number of shares allowable for issuance																																					2,000,000	2,000,000
Options granted	37,500					17,500	511,500	25,000	480,250	25,000	31,250	17,500														0	50,000	225,000	0
Options granted, exercise price in usd per share	$ 0				$ 3.2	$ 3.2		$ 2.6	$ 2.6	$ 2.6	$ 2.8	$ 3.2															$ 0.5	$ 0.5	$ 0
Fair value of options issued						$ 20,223	$ 508,586	$ 24,446																			$ 9,750	$ 42,065
Weighted-average grant date fair value of options granted									$ 1	$ 0.96	$ 1.12	$ 1.16															$ 0.2	$ 0.19
Options repurchased from consultant							12,500
Options repurchased from consultant, exercise price in usd per share							$ 1
Options repurchased from consultant, fair value in usd per share				$ 3.2
Options repurchased from consultant, charge to Stockholders' Equity			12,500	12,500
Restricted stock granted					0											0	50,000	19,211												0	0	200,000	0
Restricted stock granted, price in usd per share																	$ 0.001															$ 0.001
Award vesting percentage																																			25.00%	25.00%
Award vesting period													4 years	4 years	4 years		4 years			6 months							4 years	4 years							180 days	3 years
Award expiration period													10 years	10 years	10 years												10 years	10 years
Recognized stock-based compensation	38,131	170,550				136,184	396,724	185,901																			59,361	47,648	11,135
Unvested restricted stock outstanding					361,570	399,070										399,070	483,317	433,317	414,106											310,000	510,000	560,000	360,000	360,000
Compensation cost related to unvested restricted stock awards and stock option awards not yet recognized	$ 164,294					$ 183,230	$ 537,540	$ 141,859																			$ 67,493	$ 122,056	$ 27,839
Compensation cost not yet recognized, weighted average period of recognition	2 years 11 months 8 days					1 year 6 months 22 days																					1 year 8 months 1 day

Stock-based compensation - Stock Option Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	1,096,500
Granted (in shares)	37,500
Exercised (in shares)	0
Canceled and forfeited (in shares)	0
Expired (in shares)	0
Ending (in shares)	1,134,000	1,096,500
Exercisable (in shares)	812,313
Vested and expected to vest (in shares)	1,134,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 1.96
Granted (in dollars per share)	$ 3.2
Exercised (in dollars per share)	$ 0
Canceled and forfeited (in dollars per share)	$ 0
Expired (in dollars per share)	$ 0
Ending (in dollars per share)	$ 2	$ 1.96
Exercisable (in dollars per share)	$ 1.72
Vested and expected to vest (in dollars per share)	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	4 years 2 months 8 days	4 years 7 months 28 days
Outstanding, Aggregate Intrinsic Value	$ 1,356,400	$ 1,356,400
Exercisable, Aggregate Intrinsic Value	1,201,075
Vested and expected to vest, Aggregate Intrinsic Value	1,356,400
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.12
Granted, Exercise Price (in dollars per share)	$ 0
Exercised, Exercise Price (in dollars per share)	$ 0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		7 years 5 months 8 days
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 3.2	$ 3.2
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	7 years 2 months 8 days
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 0.12	$ 0.12
Tecogen
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	1,096,500	1,095,250	620,000	595,000
Granted (in shares)		17,500	511,500	25,000
Exercised (in shares)		0	0
Canceled and forfeited (in shares)		(15,938)	0
Repurchased (in shares)			(12,500)
Expired (in shares)		(313)	(23,750)
Ending (in shares)		1,096,500	1,095,250	620,000	595,000
Exercisable (in shares)		662,563	418,438	307,500
Vested and expected to vest (in shares)		1,096,500	1,025,250	620,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 1.96	$ 1.92	$ 1.28	$ 1.28
Granted (in dollars per share)		$ 3.2	$ 2.6	$ 2.6
Exercised (in dollars per share)		$ 0	$ 0
Canceled and forfeited (in dollars per share)		$ 1.28	$ 0
Repurchased (in dollars per share)			$ 1
Expired (in dollars per share)		$ 2.6	$ 1.48
Ending (in dollars per share)		$ 1.96	$ 1.92	$ 1.28	$ 1.28
Exercisable (in dollars per share)		$ 1.56	$ 1.24	$ 1.12
Vested and expected to vest (in dollars per share)		$ 1.96	$ 1.92	$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		4 years 7 months 28 days	5 years 6 months 11 days	3 years 3 months 18 days	4 years 3 months 7 days
Outstanding, Aggregate Intrinsic Value		1,356,400	1,387,150	793,500	793,500
Exercisable, Aggregate Intrinsic Value		1,096,225	815,125	451,000
Vested and expected to vest, Aggregate Intrinsic Value		1,356,400	1,387,150	793,500
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.12	$ 0.12	$ 0.12	$ 0.12
Outstanding, Exercise Price Upper Range Limit (in dollars per share)		$ 3.2	$ 2.8	$ 2.6	$ 2
Granted, Exercise Price (in dollars per share)	$ 3.2	$ 3.2		$ 2.6
Granted, Exercise Price Lower Range Limit (in dollars per share)			$ 2.6
Granted, Exercise Price Upper Range Limit (in dollars per share)			$ 2.8
Exercised, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)			$ 0
Canceled and Forfeited, Exercise Price Lower Range Limit (in dollars per share)		$ 1.2
Canceled and Forfeited, Exercise Price Upper Range Limit (in dollars per share)		$ 2.6
Repurchased, Exercise Price (in dollars per share)			$ 1
Expired, Exercise Price (in dollars per share)	$ 0	$ 2.6
Expired, Exercise Price Per Share, Lower Range Limit (in dollars per share)			$ 1.2
Expired, Exercise Price Per Share, Upper Range Limit (in dollars per share)			$ 2.6
Ilois
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	575,000	525,000	300,000	300,000
Granted (in shares)	0	50,000	225,000	0
Exercised (in shares)	0	0	0	0
Canceled and forfeited (in shares)	0	0	0	0
Expired (in shares)	0	0	0	0
Ending (in shares)	575,000	575,000	525,000	300,000	300,000
Exercisable (in shares)	56,250	0	0	0
Vested and expected to vest (in shares)	575,000	575,000	525,000	300,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 0.29	$ 0.27	$ 0.1	$ 0.1
Granted (in dollars per share)	$ 0	$ 0.5	$ 0.5	$ 0
Exercised (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Canceled and forfeited (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Ending (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.1	$ 0.1
Exercisable (in dollars per share)	$ 0.5	$ 0.5	$ 0	$ 0
Vested and expected to vest (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		7 years 5 months 8 days	8 years 2 months 23 days	8 years 4 months 2 days	9 years 4 months 2 days
Outstanding, Aggregate Intrinsic Value	120,000	120,000	120,000	120,000	120,000
Exercisable, Aggregate Intrinsic Value	0	0	0	0
Vested and expected to vest, Aggregate Intrinsic Value	$ 120,000	$ 120,000	$ 120,000	$ 120,000
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)			$ 0.1	$ 0.1	$ 0.1
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 0.1	$ 0.1	$ 0.1
Outstanding, Exercise Price Upper Range Limit (in dollars per share)	$ 0.5	$ 0.5	$ 0.5
Granted, Exercise Price (in dollars per share)		$ 0.5	$ 0.5	$ 0
Exercised, Exercise Price (in dollars per share)		$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired, Exercise Price (in dollars per share)		$ 0	$ 0	$ 0

Stock-based compensation - Weighted Average Assumptions (Details) (Stock options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility, Minimum	35.90%	33.80%
Expected volatility, Maximum	36.00%	35.50%
Expected volatility			33.30%
Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.10%	34.20%

Stock-based compensation - Restricted Stock Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tecogen
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	399,070
Granted (shares)	0
Vested (shares)	0
Forfeited (shares)	(37,500)
Unvested, Ending (shares)	361,570
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 1.44
Granted (usd per share)	$ 0
Vested (usd per share)	$ 0
Forfeited (usd per share)	$ 2.6
Unvested, Ending (usd per share)	$ 1.31
Tecogen | Restricted stock
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)		483,317	433,317	414,106
Granted (shares)		0	50,000	19,211
Vested (shares)		0	0	0
Forfeited (shares)		(84,247)	0	0
Unvested, Ending (shares)		399,070	483,317	433,317
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)		$ 1.44	$ 1.28	$ 1.24
Granted (usd per share)		$ 0	$ 2.6	$ 2.6
Vested (usd per share)		$ 0	$ 0	$ 0
Forfeited (usd per share)		$ 1.36	$ 0	$ 0
Unvested, Ending (usd per share)		$ 1.44	$ 1.44	$ 1.28
Ilois | Restricted stock
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	510,000	560,000	360,000	360,000
Granted (shares)	0	0	200,000	0
Vested (shares)	0	0	0	0
Forfeited (shares)	(200,000)	(50,000)	0	0
Unvested, Ending (shares)	310,000	510,000	560,000	360,000
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 0.26	$ 0.24	$ 0.1	$ 0.1
Granted (usd per share)	$ 0	$ 0	$ 0.5	$ 0
Vested (usd per share)	$ 0	$ 0	$ 0	$ 0
Forfeited (usd per share)	$ 0.5	$ 0.1	$ 0	$ 0
Unvested, Ending (usd per share)	$ 0.1	$ 0.26	$ 0.24	$ 0.1

Noncontrolling interests (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2010 Ilios	Jun. 30, 2013 Ilios Private placement to accredited investors	Dec. 31, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Jun. 30, 2013 Ilios Private placement to Tecogen	Jun. 30, 2012 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2011 Ilios Private placement to Tecogen	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen
Noncontrolling Interest [Line Items]
The Companys ownership percentage in subsidiary					65.00%			65.00%	65.00%	67.40%	63.00%
Subsidiary cumulative number of shares sold						1,500,000						1,000,000	1,000,000		1,000,000	1,500,000	1,000,000	1,500,000
Subsidiary sale of stock, price in usd per share						$ 0.5						$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net loss attributable to Tecogen Inc.	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen's paid-in capital for purchase of 1,000,000 and 1,500,000 Ilios common shares in 2012 and 2011, respectively					(174,958)	(261,174)
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares			0	289,606	289,606
Net transfers to noncontrolling interest			0	289,606	114,648	(261,174)	0
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest			(1,950,873)	(545,680)	(1,522,309)	(1,835,675)	(355,308)
Subsidiary aggregate proceeds from stock transactions						$ 750,000						$ 500,000	$ 500,000		$ 500,000	$ 750,000	$ 500,000	$ 750,000

Retirement plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Maximum employer annual contribution per employee, percent	4.50%
Contributions to plan	$ 116,850	$ 115,120	$ 111,100

Related party transactions (Details) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended			6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2013 acre	Dec. 31, 2012 Number acre	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Mar. 14, 2013 Prepayment from Related Party for Future Purchases [Member]	Jun. 30, 2013 Prepayment from Related Party for Future Purchases [Member]	Sep. 30, 2012 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	Jun. 30, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Jun. 30, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2011 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2010 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Oct. 20, 2009 Affiliated companies American DG Energy	Jun. 30, 2013 Affiliated companies American DG Energy	Jun. 30, 2012 Affiliated companies American DG Energy	Dec. 31, 2012 Affiliated companies American DG Energy	Dec. 31, 2011 Affiliated companies American DG Energy	Dec. 31, 2010 Affiliated companies American DG Energy	May 11, 2009 Management	May 11, 2009 Management Convertible debentures	Jun. 30, 2013 Management Convertible debentures	Dec. 31, 2012 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures	Sep. 24, 2001 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures Common stock	Sep. 24, 2011 Management Convertible debentures Conversion of accrued interest	May 11, 2009 Management Demand notes	May 11, 2009 Management Ilois	Dec. 31, 2012 Member of board of directors	Sep. 24, 2001 Member of board of directors Convertible debentures	May 11, 2009 Member of board of directors Convertible debentures Common stock	May 11, 2009 Member of board of directors Convertible debentures Conversion of principal amount	Sep. 24, 2011 Member of board of directors Convertible debentures Conversion of accrued interest	May 11, 2009 Member of board of directors Convertible debentures Conversion of accrued interest	Jun. 30, 2013 Member of board of directors American DG Energy	Dec. 31, 2012 Member of board of directors American DG Energy	Jun. 30, 2013 Member of board of directors Ilois	Sep. 24, 2011 Member of board of directors Ilois Convertible debentures Common stock	May 11, 2009 Member of board of directors Ilois Convertible debentures Common stock	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2011 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Common stock	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of accrued interest	Nov. 30, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 07, 2011 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 10, 2008 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Jun. 30, 2013 Chairman GlenRose Instruments	Dec. 31, 2012 Chairman GlenRose Instruments	Jun. 30, 2013 Investor Ilois	Dec. 31, 2012 Investor Ilois	Jun. 30, 2013 Investor GlenRose Instruments	Dec. 31, 2012 Investor GlenRose Instruments	Jun. 30, 2013 Investor Pharos	Dec. 31, 2012 Investor Pharos	Jun. 30, 2013 Investor Levitronix	Dec. 31, 2012 Investor Levitronix	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Common stock	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of principal amount	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of accrued interest	Dec. 31, 2012 Nia Marie Hatsopoulos	Sep. 24, 2001 Nia Marie Hatsopoulos Convertible debentures	Sep. 30, 2012 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 24, 2011 Nia Marie Hatsopoulos Convertible debentures Common stock	Dec. 31, 2012 Alexander J. Hatsopoulos	Sep. 24, 2001 Alexander J. Hatsopoulos Convertible debentures	Sep. 24, 2011 Alexander J. Hatsopoulos Convertible debentures Common stock	Sep. 30, 2012 Alexander J. Hatsopoulos Convertible debentures Conversion of accrued interest Common stock
Related Party Transaction [Line Items]
Number of affiliated companies		5
Related party ownership percentage																																7.00%						13.90%	14.30%	6.70%												10.70%	10.80%	15.70%	15.70%	3.00%	3.10%	15.70%	15.70%	24.40%	24.40%	21.40%	21.40%
Revenue from related parties																	$ 384,415	$ 972,911	$ 3,795,666	$ 713,267	$ 1,658,471
Related party transactions agreement term																5 years
Related party transactions agreement term, renewal period																1 year
Principal amount																											330,000						200,000													100,000			300,000	750,000	250,000																	50,000				50,000
Related party debt, stated interest rate																								6.00%	6.00%																				1.50%				6.00%	6.00%	5.00%
Debt conversion, amount converted									100,000	6,100																			72,960						109,033	72,960	90,967											72,568																	30,000	14,433
Debt conversion, number of shares issued								85,240																										500,000							6,474	400,000	1,000,000		6,474		1,000,000																	37,028			15,003		42,620	15,003	15,003		15,003	42,620
Conversion price in usd per share																								$ 1.2	$ 1.2	$ 2		$ 2														$ 0.5					$ 0.5																	$ 1.2
Officers' Compensation																																													1
Percentage of time spent on company affairs																																												50.00%	20.00%
Sublease rental			173,898	185,596	196,466						64,721	99,468	158,898	185,596	196,466
Sublease operating expenses offset											42,555	201,260	101,218	224,700	142,050
Headquarters consisting of office and storage space (in square feet)	27,000	27,000
Due from related party																			70,811	299,739	98,230
Number of shares of subsidiary common stock sold by the Company																															1,400,000
Subsidiary common stock sold by the Company, price in usd per share																															$ 0.5
Extinguishment of debt, principal amount																							109,033							427,432
Extinguishment of debt, accrued interest							6															163,535
Due to related party	535,729	0															531,692
Prepayments received from related party						$ 827,747	$ 614,789
Discount rate on related party prepaid purchases							6.00%

Fair value measurements - Fair Value Measurements of Assets Measured at Fair Value on a Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	$ 181,859	$ 683,428	$ 85,000
Total Assets	181,859	683,428	85,000
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0	0	0
Total Assets	0	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	181,859	683,428	85,000
Total Assets	181,859	683,428	85,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0	0	0
Total Assets	$ 0	$ 0	$ 0

Asset acquisition - Purchase Price Allocation (Details) (USD $)	Jun. 30, 2013
Business Acquisition [Line Items]
Inventory	$ 17,400
Developed technology	240,000
Goodwill	40,870
Business Acquisition Purchase Price Allocation Assets Acquired1	497,800
Machinery and Equipment
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	171,910
Computer Equipment
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	22,070
Tools, Dies and Molds
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	$ 5,550

Asset acquisition (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Payments for Purchase of Other Assets	497,500
Intangible Assets, Net (Excluding Goodwill), Total	240,000
Finite-Lived Intangible Asset, Useful Life	15 years
Goodwill	40,870
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years	7 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Payments for Purchase of Other Assets	199,530
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years 6 months	7 years

Income taxes - Reconciliation of Federal Statutory Income Tax Provision to Company's Actual Provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Benefit at federal statutory tax rate	$ 680,000	$ 648,000	$ 185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$ 0	$ 0	$ 0

Income taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,380,000	$ 2,896,000	$ 2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	0
Inventory	130,000	139,000	0
Depreciation	94,000	184,000	13,000
Deferred tax assets, gross	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$ 0	$ 0	$ 0

Income taxes - Narrative (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Increase In Valuation Allowance	$ 496,000
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	8,500,000
Internal Revenue Service (IRS) | Subsidiary
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,900,000

Subsequent events (Details) (USD $)	6 Months Ended						0 Months Ended	6 Months Ended			0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Prepayment from related party for future 2013 purchases	Jun. 30, 2013 Prepayment from related party for future 2013 purchases	Jul. 22, 2013 Subsequent event	Mar. 25, 2013 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Subsequent event Prepayment from related party for future 2013 purchases
Subsequent Event [Line Items]
Prepayments received from related party							$ 827,747	$ 614,789			$ 827,747
Discount rate on related party prepaid purchases								6.00%			6.00%
Working capital line of credit with related party					1,500,000	1,000,000				1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 1,150,000